As filed with the Securities and Exchange Commission on September 10, 2003

Registration No. ______________

                          U.S. SECURITIES AND EXCHANGE COMMISSION
                                   WASHINGTON, D.C. 20549

                                         FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           / X /

PRE-EFFECTIVE AMENDMENT NO. 1                                     /X /

POST-EFFECTIVE AMENDMENT NO.__                                    /   /

                                  OPPENHEIMER VALUE FUND,
                         A series of Oppenheimer Series Fund, Inc.
                     (Exact Name of Registrant as Specified in Charter)

                     6803 South Tucson Way, Centennial, Colorado 80112
                          (Address of Principal Executive Offices)

                                        303-768-3200
                              (Registrant's Telephone Number)

                                    Robert G. Zack, Esq.
                          Senior Vice President & General Counsel
                                   OppenheimerFunds, Inc.
                        498 Seventh Avenue, New York, New York 10148
                                       (212) 323-0250
                          (Name and Address of Agent for Service)

         As soon as practicable after the Registration Statement becomes effective.
                       (Approximate Date of Proposed Public Offering)

Title of Securities Being Registered: Class A, Class B, Class C, Class N and Class Y shares of Oppenheimer Value Fund, a series of Oppenheimer Series Fund, Inc.

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of
1940.
------------------------------------------------------------------------------
The  Registrant  hereby  amends the  Registration  statement on such date or dates as may be necessary to delay its effective  date until the Registrant  shall file a further  amendment
which  specifically  states  that  this  Registration   Statement  shall  thereafter  become
effective  in  accordance  with  section  8(a) of the  Securities  Act of 1933 or until  the
Registration  Statement  shall  become  effective  on such  date as the  Commission,  acting pursuant to Section 8(a), shall determine.

                             CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover
Contents Page

Part A

Proxy Statement for Oppenheimer Select Managers - Salomon Brothers All Cap Fund and
Prospectus for Oppenheimer Value Fund

Part B

Statement of Additional Information

Part C

Other Information
Signatures
Exhibits

525-375_N-14-Amend1_091003.rtf

         OPPENHEIMER SELECT MANAGERS - SALOMON BROTHERS ALL CAP FUND
                   a series of Oppenheimer Select Managers
           498 Seventh Avenue, 10th Floor, New York, New York 10018
                                1.800.708.7780
                  Notice of Special Meeting of Shareholders
                                  To Be Held
                               October 31, 2003

To the Shareholders of Oppenheimer  Select Managers - Salomon Brothers All Cap
Fund:

Notice  is  hereby  given  that  a  Special  Meeting  of the  Shareholders  of
Oppenheimer  Select  Managers  - Salomon  Brothers  All Cap Fund,  a series of
Oppenheimer Select Managers, a registered  investment management company, will be held at 6803 South Tucson Way, Centennial,  CO 80112 at 1:00 P.M., Mountain
time, on October 31, 2003, or any adjournments  thereof (the  "Meeting"),  for the following purposes:

1.    To approve an Agreement and Plan of Reorganization  between  Oppenheimer
Select  Managers  on behalf  of its  series,  Oppenheimer  Select  Managers  -
Salomon  Brothers  All  Cap  Fund  ("Salomon   Brothers  All  Cap  Fund")  and
Oppenheimer Series Fund, Inc. on behalf of its series,  Oppenheimer Value Fund
("Value Fund"), and the transactions  contemplated thereby,  including (a) the transfer of  substantially  all the assets of Salomon Brothers All Cap Fund to
Value  Fund in  exchange  for Class A,  Class B,  Class C, Class N and Class Y
shares of Value Fund,  (b) the  distribution  of these shares of Value Fund to the corresponding  Class A, Class B, Class C, Class N and Class Y shareholders of Salomon  Brothers All Cap Fund in complete  liquidation of Salomon Brothers
All Cap Fund and (c) the  cancellation  of the  outstanding  shares of Salomon
Brothers  All  Cap  Fund  (all  of  the  foregoing  being  referred  to as the
"Proposal").

2.    To  act  upon  such  other  matters  as may  properly  come  before  the
Meeting.

Shareholders  of record  at the  close of  business  on  August  12,  2003 are entitled  to notice of,  and to vote at, the  Meeting.  The  Proposal  is more fully  discussed  in the  Prospectus  and  Proxy  Statement.  Please  read  it carefully  before  telling us,  through your proxy or in person,  how you wish your  shares  to be  voted.  The  Board  of  Trustees  of  Oppenheimer  Select
Managers  - Salomon  Brothers  All Cap Fund,  a series of  Oppenheimer  Select
Managers,  recommends  a vote in favor of the  Proposal.  WE URGE YOU TO MARK,
SIGN, DATE, AND MAIL THE ENCLOSED PROXY PROMPTLY.

By Order of the Board of Trustees,
      Robert G. Zack, Secretary
      September 15, 2003
--------------------------------------------------------------------------------------------
Shareholders  who do not  expect  to  attend  the  Meeting  are  requested  to indicate  voting  instructions  on the enclosed proxy and to mark,  date, sign
and  return  it  in  the   accompanying   postage-paid   envelope.   To  avoid
unnecessary  duplicate  mailings,  we ask your cooperation in promptly mailing your proxy no matter how large or small your holdings may be.

                   COMBINED PROSPECTUS AND PROXY STATEMENT
                           DATED SEPTEMBER 15, 2003

 Acquisition of the Assets of Oppenheimer Select Managers - Salomon Brothers
            All Cap Fund, a series of Oppenheimer Select Managers

 By and in exchange for Class A, Class B, Class C, Class N and Class Y shares of
      Oppenheimer Value Fund, a series of Oppenheimer Series Fund, Inc.

      This combined  Prospectus and Proxy Statement  solicits proxies from the shareholders of Oppenheimer  Select Managers - Salomon  Brothers All Cap Fund,
a series of Oppenheimer  Select Managers  ("Salomon Brothers All Cap Fund") to
be voted at a Special Meeting of  Shareholders  (the "Meeting") to approve the
Agreement and Plan of Reorganization (the "Reorganization  Agreement") and the
transactions  contemplated  thereby  (the  "Reorganization")  between  Salomon
Brothers  All Cap Fund and  Oppenheimer  Value Fund,  a series of  Oppenheimer
Series Fund, Inc.  ("Value Fund").  This combined  Prospectus/Proxy  Statement constitutes  the  Prospectus of Value Fund and the Proxy  Statement of Salomon
Brothers  All Cap Fund  filed on Form N-14 with the  Securities  and  Exchange
Commission  ("SEC").  If  shareholders  vote  to  approve  the  Reorganization
Agreement and the  Reorganization,  the net assets of Salomon Brothers All Cap
Fund will be  acquired  by Value Fund in  exchange  for shares of Value  Fund.
The  Meeting  will be held at the  offices of  OppenheimerFunds,  Inc. at 6803
South  Tucson  Way,  Centennial,  CO 80112 at 1:00  P.M.,  Mountain  Time,  on
October 31,  2003.  The Board of Trustees of Salomon  Brothers All Cap Fund is
soliciting  these  proxies on behalf of Salomon  Brothers  All Cap Fund.  This
Prospectus/Proxy  Statement  will  first be sent to  shareholders  on or about
September 15, 2003.

      If the shareholders vote to approve the  Reorganization  Agreement,  you will  receive  Class A shares of Value  Fund equal in value to the value as of the  Valuation  Date (as such term is  defined  in the  Agreement  and Plan of
Reorganization  attached  hereto  as  Exhibit  A) of your  Class A  shares  of
Salomon  Brothers All Cap Fund; Class B shares of Value Fund equal in value to the  value  as of the  Valuation  Date  of  your  Class B  shares  of  Salomon
Brothers  All Cap  Fund;  Class C shares of Value  Fund  equal in value to the value as of the Valuation Date of your Class C shares of Salomon  Brothers All
Cap Fund;  Class N shares of Value  Fund equal in value to the value as of the
Valuation  Date of your Class N shares of Salomon  Brothers All Cap Fund;  and
Class Y shares of Value Fund  equal in value to the value as of the  Valuation
Date  of your  Class Y  shares  of  Salomon  Brothers  All Cap  Fund.  Salomon
Brothers  All Cap Fund will then be  liquidated  and  de-registered  under the
Investment Company Act of 1940 (the "Investment Company Act").

      Value  Fund's  investment  objective  is to  seek  long-term  growth  of capital  by  investing  primarily  in common  stocks  with low  price-earnings ratios and better-than-anticipated  earnings. Realization of current income is a secondary  consideration.  In selecting equity  investments for Value Fund's portfolio,  the  portfolio  manager  currently  uses a value  investing  style coupled with fundamental  analysis of issuers. In using a value approach,  the manager  looks  for  stocks  and other  equity  securities  that  appear to be temporarily  undervalued,  by various measures,  such as price/earnings ratios and whose earnings growth  prospects appear  favorable.  Value investing seeks stocks having  prices that are low in relation to what the  portfolio  manager believes  to be their real  worth or future  prospects,  with the  expectation that they will appreciate in value when 5ther investors  realize the intrinsic value of the stock.
      This  Prospectus/Proxy  Statement gives information about Class A, Class
B,  Class C,  Class N and Class Y shares of Value  Fund that you  should  know before investing.  You should retain it for future  reference.  A Statement of
Additional Information relating to the Reorganization  described in this Proxy
Statement and Prospectus,  dated  September 15, 2003 (the "Proxy  Statement of
Additional  Information")  has been filed  with the  Securities  and  Exchange
Commission  ("SEC") as part of the  Registration  Statement  on Form N-14 (the
"Registration  Statement")  and is incorporated  herein by reference.  You may receive a copy by written  request  to the  Transfer  Agent or by calling  the toll-free  number  as  detailed  above.  The  Proxy  Statement  of  Additional
Information includes the following documents,  each of which is available free of charge by calling 1.800.708.7780:  (i) unaudited financial statements as of
April 30, 2003 of Value Fund; (ii) unaudited  financial  statements as May 31,
2003 of  Salomon  Brothers  All Cap Fund;  (iii) the Value Fund  Statement  of
Additional  Information dated December 23, 2002,  revised January 15, 2003 and as  supplemented  July 18,  2003;  and (iv) the Salomon  Brothers All Cap Fund
Statement of Additional Information dated March 28, 2003.

      The  Prospectus  of Value Fund dated  December 23, 2002 is enclosed with and  considered a part of this  Prospectus/Proxy  Statement and is intended to provide you with information about Value Fund.

Mutual fund shares are not deposits or  obligations  of any bank,  and are not insured or  guaranteed by the Federal  Deposit  Insurance  Corporation  or any
other U.S.  government  agency.  Mutual fund shares involve  investment  risks including the possible loss of principal.

This Proxy Statement and Prospectus is dated September 15, 2003.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this combined Prospectus/Proxy Statement.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
                   COMBINED PROSPECTUS AND PROXY STATEMENT

                                                                          Page
                                                                          ----
Synopsis
   What am I being asked to vote on?.........................................................                 6
   What are the general tax consequences of the Reorganization?........................ 7
  Comparisons of Some Important Features
   How do the investment objectives and policies of the Funds compare?...............7
   Who manages the Funds?.....................................................................                        8
   What are the fees and  expenses of each fund and what are they  expected to be after the
      Reorganization?.............................................................................                          9
   Where can I find more financial information about the Funds?........................... 14
   What  are  the   capitalizations   of  the   Funds   and  what   might  the
capitalizations be after the

         Purchases, Redemptions, Exchanges and other Shareholder Services..........
   25
         Dividends and Distributions..........................................................                  25
What are the  Principal  Risks of an  Investment in Value Fund and Salomon All
Cap
Fund?.................................................................................................                                    25
Reasons for the Reorganization......................................................................                     26
Information about the Reorganization

   What  should I know  about  Class A,  Class B, Class C, Class N and Class Y shares of
      Value                            Fund?                          ..................
..............................                                                                31
Comparison of Investment Objectives and Policies
   Are there any  significant  differences  between the investment  objectives and strategies of
      the Funds?.....................................................................................                             31
   What are the main risks associated with an investment in the Funds?.....................
32
   How do the investment policies of the Funds compare?..................................        32
   What are the fundamental investment restrictions of the Funds?........................36
   Do the Funds have any additional restrictions that are not fundamental? 38
   How  do the  Account  Features  and  Shareholder  Services  for  the  Funds

Voting Information
   How many votes are necessary to approve the Reorganization Agreement?...........
42

   Telephone Voting                                                        43
   Voting By Broker-Dealers                                                43
   Voting by the Trustee for OppenheimerFunds-Sponsored Retirement Plans   43

Information about Salomon Brothers All Cap Fund                            46
Principal Shareholders                                                     46
Exhibit A - Agreement and Plan of  Reorganization  by and between  Oppenheimer
Select  Managers  - Salomon  Brothers  All Cap Fund,  a series of  Oppenheimer
Select  Managers and  Oppenheimer  Value Fund, a series of Oppenheimer  Series
Fund, Inc.
Exhibit B - Principal Shareholders
Enclosures:
Prospectus of Oppenheimer Value Fund dated December 23, 2002.

Annual Report as of October 31, 2002, of Value Fund and Semi-Annual Report as
of April 30, 2003, of Value Fund are available without charge upon request.

                                   SYNOPSIS

      This  synopsis is only a summary and is qualified in its entirety by the more detailed  information  contained in or  incorporated by reference in this combined  Prospectus and Proxy Statement and by the  Reorganization  Agreement
which is  attached as Exhibit A.  Shareholders  should  carefully  review this
Prospectus  and Proxy  Statement  and the  Reorganization  Agreement  in their entirety  and,  in  particular,  the  current  Prospectus  of Value Fund which accompanies  this combined  Prospectus and Proxy Statement and is incorporated herein by reference.

      If   shareholders   of  Salomon   Brothers  All  Cap  Fund  approve  the
Reorganization,  the net  assets  of  Salomon  Brothers  All Cap Fund  will be transferred  to Value Fund,  in exchange for an equal value of shares of Value
Fund. The shares of Value Fund will then be  distributed  to Salomon  Brothers
All  Cap  Fund  shareholders  and  Salomon  Brothers  All  Cap  Fund  will  be liquidated.  If shareholders approve the Reorganization,  you will cease to be a shareholder  of Salomon  Brothers All Cap Fund and will become a shareholder of Value Fund.  This  exchange will occur on the Closing Date (as such term is defined in the  Reorganization  Agreement attached hereto as Exhibit A) of the
Reorganization.

      Shareholders  of  Salomon  Brothers  All Cap Fund  holding  certificates
representing   their   shares  will  not  be  required  to   surrender   their
certificates  in  connection   with  the   reorganization.   However,   former
shareholders of Salomon  Brothers All Cap Fund whose shares are represented by outstanding  share  certificates  will not be allowed to redeem,  exchange  or transfer class shares of Value Fund they receive in the  Reorganization  until the exchanged  Salomon Brothers All Cap Fund  certificates  have been returned to the Transfer Agent.

What am I being asked to vote on?

      Your Fund's investment manager, OppenheimerFunds,  Inc. (the "Manager"), proposed  to the Board of  Trustees  of your fund,  Salomon  Brothers  All Cap
Fund, that it be reorganized with and into Value Fund so that  shareholders of
Salomon  Brothers  All Cap Fund may  become  shareholders  of a  substantially larger  fund with more  favorable  long-term  performance,  and an  investment objective  and  policies  similar  to those of their  current  fund.  Although
Salomon  Brothers All Cap Fund's  performance  was slightly  better than Value
Fund's  performance  for the one  year  ended  June  30,  2003,  Value  Fund's long-term  performance  has been better than  Salomon  Brothers All Cap Fund's long-term  performance.  The Board also considered the fact that the surviving fund has the  potential  for lower overall  operating  expenses.  In addition, the Board  considered  that both funds have Class A, Class B, Class C, Class N and Class Y shares  offered under  identical  sales charge  arrangements.  The
Board  also   considered   that  the   Reorganization   would  be  a  tax-free
reorganization,  and there would be no sales charge  imposed in effecting  the
Reorganization.  In  addition,  due to the  relatively  moderate  costs of the reorganization,  the Boards of both funds  concluded  that  neither fund would experience dilution as a result of the Reorganization.

      A  reorganization  of Salomon  Brothers All Cap Fund with and into Value
Fund is  recommended  by the  Manager  based on the fact that both  funds have similar investment objectives, strategies and focuses.

      At a meeting  held on April 28,  2003,  the Board of Trustees of Salomon
Brothers All Cap Fund  approved a  reorganization  transaction  that will,  if approved by shareholders,  result in the transfer of the net assets of Salomon
Brothers  All Cap Fund to Value Fund in exchange  for an equal value of shares of Value Fund.  The shares of Value Fund will then be  distributed  to Salomon
Brothers  All Cap Fund  shareholders  and Salomon  Brothers  All Cap Fund will subsequently be liquidated.  If shareholders  approve the Reorganization,  you will  cease to be a  shareholder  of  Salomon  Brothers  All Cap Fund and will become a shareholder  of Value Fund.  This exchange would occur on the Closing
Date (as such term is defined in the Reorganization  Agreement attached hereto as Exhibit A) of the Reorganization.

      Approval of the Reorganization  means you will receive Class A shares of
Value Fund equal in value to the value as of the Valuation  Date of your Class
A shares of Salomon  Brothers All Cap Fund; Class B shares of Value Fund equal in  value to the  value as of the  Valuation  Date of your  Class B shares  of
Salomon  Brothers All Cap Fund; Class C shares of Value Fund equal in value to the value as of the Valuation Date of your Class C shares of Salomon  Brothers
All Cap Fund;  Class N shares of Value  Fund equal in value to the value as of the  Valuation  Date of your Class N shares of Salomon  Brothers All Cap Fund;
and Class Y shares of Value  Fund equal in value as of the  Valuation  Date of your Class Y shares of Salomon  Brothers All Cap Fund.  The shares you receive will be issued at net asset value  without a sales  charge or the payment of a contingent  deferred  sales  charge  ("CDSC").  Although,  if your  shares  of
Salomon  Brothers  All Cap Fund are subject to a CDSC,  your Value Fund shares will  continue  to be  subject  to the same CDSC  applicable  to your  Salomon
Brothers  All Cap Fund shares.  The period  during which you held your Salomon
Brothers  All Cap Fund  shares  will  carryover  to your Value Fund shares for purposes of determining the CDSC holding periods.

      For the  reasons  set  forth  in the  "Reasons  for the  Reorganization"
section  below,  the Board of  Trustees of Salomon  Brothers  All Cap Fund has
determined  that  the   Reorganization   is  in  the  best  interests  of  the
shareholders  of Salomon  Brothers All Cap Fund.  The Board  concluded that no dilution in value would  result to  shareholders  of Salomon  Brothers All Cap
Fund as a result of the Reorganization.

                THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
             TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

What are the general tax consequences of the Reorganization?

      It is expected that  shareholders  of Salomon  Brothers All Cap Fund who are U.S.  citizens will not recognize any gain or loss for federal  income tax purposes,  as a result of the  exchange  of their  shares  for shares of Value
Fund. You should,  however,  consult your tax advisor regarding the effect, if any, of the  Reorganization  in light of your  individual  circumstances.  You should also consult your tax advisor  about state and local tax  consequences.
For further  information  about the tax  consequences  of the  Reorganization, please  see  the  "Information  About  the  Reorganization--What  are  the  Tax
Consequences of the Reorganization?" section below.

                    COMPARISONS OF SOME IMPORTANT FEATURES

How do the investment objectives and policies of the Funds compare?

      Salomon  Brothers  All Cap Fund seeks  capital  appreciation.  While the
Sub-Advisor  (defined  below) for  Salomon  Brothers  All Cap Fund  selects an
investment  primarily  for  its  capital  appreciation  potential,   secondary
consideration  is given to a company's  dividend  record and the potential for an improved  dividend  return.  Salomon  Brothers  All Cap Fund and Value Fund have  similar  investment  objectives.  Value Fund seeks  long-term  growth of capital  by  investing  primarily  in common  stocks  with low  price-earnings ratios and  better-than-anticipated  earnings.  Realization  of current income is a secondary consideration for Value Fund.

      In seeking their  investment  objectives,  Salomon Brothers All Cap Fund and Value Fund  utilize a similar  investing  strategy.  Salomon  Brothers All
Cap Fund is a  non-diversified  mutual  fund  that  invests  mainly  in common stocks,  preferred  stocks and  securities  convertible  into common stocks of companies Salomon Brothers Asset Management Inc. (the "Sub-Advisor")  believes are undervalued in the  marketplace.  Salomon  Brothers All Cap Fund generally invests in securities of large, well-known companies.

      Value Fund's  portfolio  manager also invests in  securities he believes are  currently  undervalued  in the  marketplace.  Value Fund is a diversified mutual fund that invests  primarily in common stocks of issuers that may be of small,  medium or large  capitalization,  to seek capital  growth.  Value Fund currently focuses on securities of large, well-known companies.

      Both funds can invest in  preferred  stocks,  rights and  warrants,  and securities  convertible  into  common  stock.  Both  funds can buy  securities issued by foreign  companies,  although  neither  fund  invests a  significant amount in foreign securities.

      Please refer to the Annual Reports of both funds for a complete  listing of the investments for each fund.

Who manages the Funds?

       The  day-to-day  management of the business and affairs of each fund is the  responsibility  of the Manager.  However,  Salomon  Brothers All Cap Fund
also employs the Sub- Advisor to manage the  investment  and  reinvestment  of the Fund's assets.

       Salomon  Brothers All Cap Fund, a "series" or portfolio of  Oppenheimer
Select  Managers,  is an  open-end,  management  investment  company  with  an unlimited  number of  authorized  shares of beneficial  interest.  Oppenheimer
Select  Managers,  of which  Salomon  Brothers  All Cap Fund is a series,  was organized as a  Massachusetts  business  trust on November 10, 2000.  The Fund commenced  operations  on February 16,  2001.  On May 1, 2002 the Fund changed its name from  Salomon  Brothers  Capital  Fund to  Salomon  Brothers  All Cap
Fund. The Fund is governed by a Board of Trustees,  which is  responsible  for protecting the interests of shareholders under Massachusetts law.

       Value  Fund  is  a  series  of  Oppenheimer   Series  Fund,  Inc.  That
corporation  is an  open-end,  management  investment  company  organized as a
Maryland  corporation in 1981, and was called  Connecticut  Mutual  Investment
Accounts,  Inc.  until March 18,  1996,  when the Manager  became Value Fund's investment  advisor.  Value Fund is a  diversified  mutual fund.  On March 18,
1996 the Fund  changed  its name from  Connecticut  Mutual  Growth  Account to
Oppenheimer  Disciplined  Value Fund and effective March 1, 2001  subsequently changed its name to Oppenheimer  Value Fund. Value Fund is governed by a Board
of  Directors,   which  is   responsible   for  protecting  the  interests  of
shareholders under Maryland law.

      Both funds are located at 498 Seventh Avenue,  New York, New York 10018.
The Manager,  also located at 498 Seventh  Avenue,  New York,  New York 10018, acts as investment advisor to both funds.

      Value Fund is managed by Christopher  Leavy.  Mr. Leavy is a Senior Vice
President  of the  Manager,  Vice  President  of Value  Fund and  serves as an officer and portfolio  manager of other  Oppenheimer  funds.  Prior to joining the Manager in September  2000, he was a portfolio  manager of Morgan  Stanley
Dean Witter Investment Management (from 1997).

    The Manager has retained Salomon Brothers Asset Management Inc.  ("Salomon
Brothers") as the Sub-Advisor to provide the day-to-day  portfolio  management of Salomon  Brothers  All Cap Fund.  Salomon  Brothers  is located at 399 Park
Avenue,  New York, New York 10022. It is a wholly-owned  subsidiary of Salomon
Smith Barney  Holdings  Inc.,  which in turn is a  wholly-owned  subsidiary of
Citigroup,  Inc.  Salomon  Brothers  has  served as an  investment  advisor to investment  companies  since  1987,  and  as of  December  31,  2002,  Salomon
Brothers and its  affiliates  managed  approximately  $34.2 billion of assets.
The  Manager,  not Salomon  Brothers All Cap Fund,  pays  Salomon  Brothers an annual fee based on the Fund's  average  annual net assets.  Salomon  Brothers
All Cap Fund is team managed by Salomon  Brothers.  The team has an average of
26 years of investment experience.

      Additional  information  about the Funds  and the  Manager  is set forth below in "Comparison of Investment Objectives and Policies."

What are the fees and  expenses  of each  fund and  those  expected  after the
Reorganization?

      Salomon  Brothers  All Cap Fund and Value  Fund  each pay a  variety  of
expenses   directly   for   management   of  their   assets,   administration,
distribution  of  their  shares  and  other   services.   Those  expenses  are
subtracted  from each fund's  assets to calculate  the Funds'  respective  net
asset   values  per  share.   Shareholders   therefore   pay  these   expenses
indirectly.  Shareholders of both funds pay other expenses  directly,  such as sales charges.

      The  following  tables are provided to help you  understand  and compare the fees and expenses of investing in shares of Salomon  Brothers All Cap Fund with the fees and  expenses  of  investing  in shares of Value  Fund.  The pro forma  expenses of the  surviving  Value Fund show what the fees and  expenses are  expected to be after  giving  effect to the  Reorganization.  The amounts shown are stated as a percentage  of the net assets of each class of shares of the Funds.

                             PRO FORMA FEE TABLE
                 For the 12 month period ended March 31, 2003

------------------------------------------------------------------------------------
                                                                Pro Forma
                       Salomon Brothers                         Surviving Value
                       All Cap Fund        Value Fund           Fund
                       Class A shares      Class A Shares       Class A shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum Sales Charge          5.75%               5.75%                5.75%
(Load) on purchases
(as a
 %  of offering price)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)
(as a % of the lower
of the original              None 1               None 1              None 1
offering price or
redemption proceeds)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Annual Fund Operating Expenses Deducted from Fund Assets (as a percentage of average daily net assets)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Management Fees               1.10%               0.625%              0.625%
------------------------------------------------------------------------------------
Distribution and/or           0.18%               0.24%                0.24%
Service (12b-1) Fees
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Other Expenses5               0.55%               0.34%                0.34%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Total Fund Operating          1.83%               1.21%                1.21%
Expenses
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                       Salomon Brothers    Value Fund           Pro Forma
                                                                Surviving Value
                       All Cap Fund                             Fund
                       Class B Shares      Class B Shares       Class B Shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum Sales Charge          None                 None                None
(Load) on purchases
(as a  %  of offering
price)
------------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)
(as a % of the lower
of the original                5%2                 5%2                  5%2
offering price or
redemption proceeds)
------------------------------------------------------------------------------------
Annual Fund Operating Expenses Deducted from Fund Assets (as a percentage of average daily net assets)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Management Fees               1.10%               0.625%              0.625%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Distribution and/or           1.00%               1.00%                1.00%
Service (12b-1) Fees
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Other Expenses5               0.53%               0.45%                0.45%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Total Fund Operating          2.63%               2.08%                2.08%
Expenses
------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                       Salomon Brothers    Value Fund          Pro Forma
                                                               Surviving Value
                       All Cap Fund                            Fund
                       Class C Shares      Class C Shares      Class C Shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Maximum Sales Charge          None                None                None
(Load) on purchases
(as a  %  of offering
price)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)
(as a % of the lower
of the original                1%3                 1%3                1%%3
offering price or
redemption proceeds)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Annual Fund Operating Expenses Deducted from Fund Assets (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Management Fees               1.10%              0.625%              0.625%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Distribution and/or           1.00%               1.00%               1.00%
Service (12b-1) Fees
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Other Expenses5               0.38%               0.42%               0.42%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Total Fund Operating          2.48%               2.05%               2.05%
Expenses
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                       Salomon Brothers    Value Fund           Pro Forma
                                                                Surviving Value
                       All Cap Fund                             Fund
                       Class N shares      Class N Shares       Class N shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Maximum Sales Charge          None                 None                None
(Load) on purchases
(as a  %  of offering
price)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)
(as a % of the lower
of the original                1%4                 1%4                 1%4
offering price or
redemption proceeds)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Annual Fund Operating Expenses Deducted from Fund Assets (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Management Fees               1.10%               0.625%              0.625%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Distribution and/or           0.50%               0.50%               0.50%
Service (12b-1) Fees
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Other Expenses5               0.32%               0.48%               0.48%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Total Fund Operating          1.92%               1.61%               1.61%
Expenses
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                       Salomon Brothers    Value Fund           Pro Forma
                                                                Surviving Value
                       All Cap Fund                             Fund
                       Class Y  Shares     Class Y Shares       Class Y Shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Maximum Sales Charge          None                None                None
(Load) on purchases
(as a  %  of offering
price)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)
(as a % of the lower
of the original               None                None                None
offering price or
redemption proceeds)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Annual Fund Operating Expenses Deducted from Fund Assets (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Management Fees               1.10%              0.625%              0.625%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Distribution and/or            N/A                 N/A                 N/A
Service (12b-1) Fees
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Other Expenses5               1.65%               1.60%               1.60%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Total Fund Operating          2.75%               2.23%               2.23%
Expenses
-----------------------------------------------------------------------------------
Note:  Expenses may vary in future years.
1. A contingent  deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000
   for certain  retirement  plan accounts) of Class A shares.  See "How to Buy
   Shares" in each fund's Prospectus.
2. Applies  to  redemptions   within  the  first  year  after  purchase.   The
contingent deferred sales charge declines to 1%       in the  sixth  year  and
is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4.    Applies  to shares  redeemed  within 18  months of a  retirement  plan's first purchase of Class N shares.
5.    "Other Expenses" include transfer agent fees and custodial, accounting and legal expenses, and are based on, among other things, the fees the
   Funds would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Funds to currently limit these fees to 0.35% of average daily net assets per fiscal year for all classes. For the period April 1, 2002 through October 31, 2002, the transfer agent voluntarily undertook to limit Class Y other expenses to
   0.25% of average daily net assets per fiscal year. The transfer agent fee limitations may be amended or withdrawn without notice at any time.

   For Value Fund, after that waiver, the actual "Other Expenses" and "Total
   Annual Operating Expenses" for the period shown were 0.39% and 2.02% for
   Class B shares, 0.39% and 2.02% for Class C shares, 0.39% and 1.52% for
   Class N shares, and 0.25% and 0.88% for Class Y shares and were the same as shown above for Class A shares.

   For Salomon Brothers All Cap Fund, in addition to that waiver, "Total
   Annual Operating Expenses" were further reduced by a voluntary expense assumption undertaken by the Manager.  After that waiver and expense assumption, the actual "Total Annual Operating Expenses" for the period shown were 1.65% for Class A shares, 2.40% for Class B shares, 2.40% for
   Class C shares, 1.90% for Class N shares and 0.95% for Class Y shares.

      The 12b-1  fees for Class A shares of both funds are  service  plan fees which are a maximum of 0.25% of  average  annual net assets of Class A shares.
The  12b-1  fees for Class B,  Class C and  Class N shares  of both  funds are
Distribution  and  Service  Plan fees which  include a service fee of 0.25% of average  annual net assets,  and an  asset-based  sales charge for Class B and
Class C shares of 0.75% and an  asset-based  sales charge of 0.25% for Class N shares of the average net assets.

Examples

      These  examples  below  are  intended  to help you  compare  the cost of investing in each fund and the proposed  surviving Value Fund.  These examples assume  an  annual  return  for  each  class  of 5%,  the  operating  expenses
described  in  the  table  above  and   reinvestment  of  your  dividends  and
distributions.  Your  actual  costs may be higher  or lower  because  expenses will  vary  over  time.  The  first  example  for each  fund and the  proposed surviving  Value Fund assumes that you redeem all of your shares at the end of the periods  shown.  The second  example  assumes  that you keep your  shares.
For each $10,000  investment,  you would pay the following  projected expenses if you sold your  shares  after the number of years  shown or held your shares for the number of years shown.

                        12 Months Ended March 31, 2003
                        ------------------------------

                        Salomon Brothers All Cap Fund
--------------------------------------------------------------------------------
If     shares      are    1 year        3 years       5 years       10 years
redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                    $750         $1,117        $1,508         $2,599
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                    $766         $1,117        $1,595        $2,5921
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                    $351          $773         $1,321         $2,816
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                    $295          $603         $1,037         $2,243
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y                    $278          $853         $1,454         $3,080
--------------------------------------------------------------------------------

                        Salomon Brothers All Cap Fund
--------------------------------------------------------------------------------
If   shares   are  not    1 year        3 years       5 years       10 years
redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                    $750         $1,117        $1,508         $2,599
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                    $266          $817         $1,395        $2,5921
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                    $251          $773         $1,321         $2,816
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                    $195          $603         $1,037         $2,243
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y                    $278          $853         $1,454         $3,080
--------------------------------------------------------------------------------

                                  Value Fund
--------------------------------------------------------------------------------
If     shares      are    1 year        3 years       5 years       10 years
redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                    $691          $937         $1,202         $1,957
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                    $711          $952         $1,319        $1,9831
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                    $308          $643         $1,103         $2,379
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                    $264          $508          $876          $1,911
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y                    $226          $697         $1,195         $2,565
--------------------------------------------------------------------------------

                                  Value Fund
--------------------------------------------------------------------------------
If   shares   are  not    1 year        3 years       5 years       10 years
redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                    $691          $937         $1,202         $1,957
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                    $211          $652         $1,119        $1,9831
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                    $208          $643         $1,103         $2,379
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                    $164          $508          $876          $1,911
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y                    $226          $697         $1,195         $2,565
--------------------------------------------------------------------------------

                        Pro Forma Surviving Value Fund
--------------------------------------------------------------------------------
If shares are redeemed:    1 year       3 years       5 years       10 years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                     $691         $937         $1,202         $1,957
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                     $711         $952         $1,319        $1,9831
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                     $308         $643         $1,103         $2,379
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                     $264         $508          $876          $1,911
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y                     $226         $697         $1,195         $2,565
--------------------------------------------------------------------------------

                        Pro Forma Surviving Value Fund
--------------------------------------------------------------------------------
If   shares   are   not    1 year       3 years       5 years       10 years
redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                     $691         $937         $1,202         $1,957
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                     $211         $652         $1,119        $1,9831
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                     $208         $643         $1,103         $2,379
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                     $164         $508          $876          $1,911
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y                     $226         $697         $1,195         $2,565
--------------------------------------------------------------------------------
In the first  example,  expenses  include the initial sales charge for Class A and the  applicable  Class B,  Class C or Class N  contingent  deferred  sales charge.  In the  second  example,  the  Class A  expenses  include  the  sales charge,  but  Class  B,  Class  C and  Class N  expenses  do not  include  the contingent  deferred  sales  charges.  There  is no  sales  charge  on Class Y shares.
1 Class B  expenses  for  years 7 through  10 are  based on Class A  expenses, since Class B shares  automatically  convert to Class A shares 72 months after purchase.

Where can I find more financial information about the Funds?

      Performance  information  for both Value Fund and Salomon  Brothers  All
Cap Fund is set forth in each fund's  Prospectus under the section "The Fund's
Past Performance." Value Fund's Prospectus  accompanies this  Prospectus/Proxy
Statement and is incorporated by reference.

      The financial  statements of Value Fund and information  with respect to its  performance  during its fiscal year ended  October 31, 2002,  including a discussion of factors that  materially  affected its  performance and relevant market  conditions during that fiscal year is set forth in Value Fund's Annual
Report  dated  October  31,  2002.  Additional  information  about the  Fund's performance  during the six month  period ended April 30, 2003 is set forth in the  Fund's  Semi-Annual  Report  dated  April 30,  2003.  Those  reports  are included in the Proxy  Statement of Additional  Information  and  incorporated herein by reference.  These documents are available upon request.  See section entitled "Information About Value Fund."

      The  financial   statements  of  Salomon   Brothers  All  Cap  Fund  and
additional  information  with  respect  to the Fund's  performance  during its fiscal year ended  November 30, 2002,  including a discussion  of factors that materially  affected its  performance and relevant  market  conditions  during that  fiscal  year is set forth in  Salomon  Brothers  All Cap  Fund's  Annual
Report  dated  November  30,  2002.  Additional  information  about the Fund's performance  during the six month  period  ended May 31,  2003 is set forth in the Fund's  Semi-Annual  Report dated Day 31, 2003. Those reports are included in the Proxy Statement of Additional  Information and are incorporated  herein by  reference.  These  documents  are  available  upon  request.  See  section entitled "Information About Salomon Brothers All Cap Fund."

What are the  capitalizations  of the Funds and what would the  capitalization be after the Reorganization?
      The  following  table  sets  forth  the  capitalization  (unaudited)  of
Salomon  Brothers  All Cap Fund and  Value  Fund and  indicates  the pro forma combined  capitalization  as of March 31,  2003 as if the  Reorganization  had
occurred on that date.
                     Net Assets          Shares              Net Asset Value
                                         Outstanding         Per Share
Salomon Brothers All Cap Fund
Class A                       $5,111,895             727,315               $7.03
Class B                       $3,488,192             503,637               $6.93
Class C                       $5,795,777             837,531               $6.92
Class N                       $5,844,717             838,028               $6.97
Class Y                             $707                 100               $7.07
                     ----------------------------------------
                     ----------------------------------------
TOTAL                        $20,241,288           2,906,611

Value Fund
Class A                     $145,247,774           9,980,947              $14.55
Class B                      $45,981,866           3,193,972              $14.40
Class C                      $17,429,649           1,227,403              $14.20
Class N                       $2,322,318             161,097              $14.42
Class Y                       $1,320,206              89,224              $14.80
                     ----------------------------------------
                     ----------------------------------------
TOTAL                       $212,301,813          14,652,643

Value Fund
(Pro Forma Surviving Fund)
Class A                     $150,359,669          10,332,220              $14.55
Class B                      $49,470,058           3,436,267              $14.40
Class C                      $23,225,426           1,635,544              $14.20
Class N                       $8,167,035             566,539              $14.42
Class Y                       $1,320,913              89,272              $14.80
                     ----------------------------------------
                     ----------------------------------------
TOTAL                       $232,543,101          16,059,842

*Reflects  the  issuance of 351,273  Class A shares,  242,295  Class B shares,
408,141  Class C shares,  405,442 Class N, and 48 Class Y shares of Value Fund in a tax-free  exchange  for the net assets of Salomon  Brothers All Cap Fund, aggregating $20,241,288.

How have the Funds performed?

      The following past  performance  information  for each fund is set forth below, and for earlier periods, in its respective Prospectus:  (i) a bar chart detailing  annual total  returns of Class A shares of each fund as of December
31st  from  year to year  for the last 10 full  calendar  years  (for  Salomon
Brothers  All  Cap  Fund,  since  that  Fund's  inception);  and  (ii)  tables detailing how the average annual total  returns,  both before and after taxes, of Value  Fund's and Salomon  Brothers  All Cap Fund's Class A, Class B, Class
C,  Class N and Class Y shares  compare  to those of the S&P 500 Index and the
Russell 3000(R)Index,  respectively.  The after-tax returns are shown for Class
A shares  only and are  calculated  using the  historical  highest  individual federal  marginal  income tax rates in effect during the periods  shown.  Past performance is no guarantee of how a fund will perform in the future.

      In  certain  cases,  the  figure  representing  "Return  After  Taxes on
Distributions  and Sale of Fund  Shares" may be higher  than the other  return figures  for the  same  period.  A  higher  after-tax  return  results  when a capital  loss  occurs  upon  redemption  and  translates  into an assumed  tax
deduction   that  benefits  the   shareholder.   The  after-tax   returns  are
calculated  based on  certain  assumptions  mandated  by  regulation  and your actual  after-tax  returns  may differ  from those  shown,  depending  on your individual  tax  situation.  The  after-tax  returns  set forth  below are not relevant  to  investors  who  hold  their  fund  shares  through  tax-deferred arrangements  such as 401(k) plans or IRAs or to  institutional  investors not subject to tax. The past  investment  performance  of either fund,  before and after taxes,  is not necessarily an indication of how either fund will perform in the future.

      Annual total  returns for the Funds (for Class A shares) for the periods ended December 31, 2002, are as follows:

[See  appendix to  prospectus/proxy  statement  for data in bar chart  showing annual total returns for Salomon Brothers All Cap Fund.]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.
For the period from 1/1/03 through 6/30/03,  the cumulative return for Salomon
Brothers  All Cap Fund (not  annualized)  before  taxes for Class A shares was
15.06%.  During the period  shown in the bar chart,  the  highest  return (not annualized)  before taxes for a calendar  quarter for Salomon Brothers All Cap
Fund was 11.84%  (4thQtr'02)  and the lowest  return (not  annualized)  before taxes for a calendar quarter was -18.34% (3rd Qtr'02).

[See  appendix to  prospectus/proxy  statement  for data in bar chart  showing annual total returns for Value Fund.]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.
For the period from 1/1/03 through 6/30/03, the cumulative return for Value
Fund (not annualized) before taxes for Class A shares was 10.61%. During the period shown in the bar chart, the highest return (not annualized) before taxes for a calendar quarter for the Value Fund was 18.26% (4th Q'98) and the lowest return (not annualized) before taxes for a calendar quarter was
-16.69% (3rd Q'01).

Average annual total returns for the Funds for the period ended December 31,
2002 are as follows:

-------------------------------------------------------------------
                                                      5 Years
                                                    (or life of
Salomon Brothers All Cap Fund       1 Year        class, if less)
-------------------------------------------------------------------
-------------------------------------------------------------------
Class  A   Shares   (inception
2/16/01)                            -26.57%           -17.26%
 Return Before Taxes                -26.57%           -17.41%
Return After Taxes on               -16.18%           -13.63%
  Distributions
Return    After    Taxes    on
Distributions   and   Sale  of
Fund Shares
-------------------------------------------------------------------
Russell 3000(R)Index (from           -21.54%           -15.19%
2/28/01)
-------------------------------------------------------------------
-------------------------------------------------------------------
Class  B   Shares   (inception      -26.50%           -17.11%
2/16/01)
-------------------------------------------------------------------
-------------------------------------------------------------------
Class  C   Shares   (inception      -23.52%           -15.32%
2/16/01)
-------------------------------------------------------------------
-------------------------------------------------------------------
Class  N   Shares   (inception      -23.07%           -14.45%
3/1/01)
-------------------------------------------------------------------
-------------------------------------------------------------------
Class  Y   Shares   (inception      -21.59%           -14.25%
2/16/01)
-------------------------------------------------------------------
Salomon  Brothers  All Cap Fund's  average  annual  total  returns include  applicable  sales  charges:  for  Class  A,  the  current
maximum   initial  sales  charge  of  5.75%;   for  Class  B,  the
contingent  deferred  sales  charge of 5% (1-year) and 4% (life of class);  and for Class C and Class N, the 1%  contingent  deferred sales charge for the 1-year  period.  There is no sales charge for
Class Y. The returns  measure the  performance  of a  hypothetical
account  and  assume  that  all   dividends   and  capital   gains
distributions  have been  reinvested  in  additional  shares.  The performance  of the  Fund's  Class A  shares  is  compared  to the
Russell 3000(R)Index,  an unmanaged  index of  large-capitalization
U.S.  companies.  The index performance  includes  reinvestment of income but does not reflect transaction costs,  expenses or taxes.
The Fund's investments vary from those in the index.

-------------------------------------------------------------------------------------
Value Fund                          1 Year            5 Years          10 Years
                                                                      (or life of
                                                                    class, if less)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Class  A   Shares   (inception
9/16/85)                            -18.03%           -2.98%             7.53%
 Return Before Taxes                -18.10%           -4.04%             5.41%
Return After Taxes on               -10.98%           -2.49%             5.53%
  Distributions
Return    After    Taxes    on
Distributions   and   Sale  of
Fund Shares
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
S&P 500 Index (from 12/31/92)       -22.09%           -0.58%             9.34%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Class  B   Shares   (inception      -18.03%           -2.90%             4.51%
10/02/95)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Class  C   Shares   (inception      -14.54%           -2.56%             2.88%
5/01/96)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Class  N   Shares   (inception      -14.17%           -8.67%              N/A
3/01/01)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Class  Y   Shares   (inception      -13.16%           -1.61%             2.74%
12/16/96)
-------------------------------------------------------------------------------------
Value Fund's  average annual total returns  include  applicable  sales charges:  for
Class A, the  current  maximum  initial  sales  charge  of  5.75%;  for Class B, the contingent  deferred  sales charge of 5% (1-year) and 2% (5 years);  and for Class C and  Class N,  the 1%  contingent  deferred  sales  charge  for the  1-year  period.
Because Class B shares convert to Class A shares 72 months after  purchase,  Class B
"life-of class"  performance  does not include any contingent  deferred sales charge and uses Class A  performance  for the period  after  conversion.  There is no sales charge for Class Y shares.  The returns  measure the  performance  of a hypothetical account and assume that all  dividends  and capital  gains  distributions  have been reinvested in additional  shares.  The  performance  of the Fund's Class A shares is compared to the S&P 500 Index,  an unmanaged index of equity  securities.  The index performance includes  reinvestment of income but does not reflect transaction costs, expenses or taxes. The Fund's investments vary from those in the index.

Average  annual total returns for the Funds for the period ended June 30, 2003 are as follows:

-------------------------------------------------------------------
Salomon Brothers All Cap Fund       1 Year            5 Years
                                                    (or life of
                                                  class, if less)
-------------------------------------------------------------------
-------------------------------------------------------------------
Class  A   Shares   (inception
2/16/01)                            -0.96%            -8.66%
 Return Before Taxes                -0.96%            -8.80%
Return After Taxes on               -0.62%            -7.37%
  Distributions
Return    After    Taxes    on
Distributions   and   Sale  of
Fund Shares
-------------------------------------------------------------------
Russell 3000(R)Index (from            0.77%            -14.77%
2/28/01)
-------------------------------------------------------------------
-------------------------------------------------------------------
Class  B   Shares   (inception      -0.75%            -8.30%
2/16/01)
-------------------------------------------------------------------
-------------------------------------------------------------------
Class  C   Shares   (inception       3.26%            -7.13%
2/16/01)
-------------------------------------------------------------------
-------------------------------------------------------------------
Class  N   Shares   (inception       3.86%            -6.13%
3/1/01)
-------------------------------------------------------------------
-------------------------------------------------------------------
Class  Y   Shares   (inception       5.69%            -5.98%
2/16/01)
-------------------------------------------------------------------
Salomon  Brothers  All Cap Fund's  average  annual  total  returns include  applicable  sales  charges:  for  Class  A,  the  current
maximum   initial  sales  charge  of  5.75%;   for  Class  B,  the
contingent  deferred  sales  charge of 5% (1-year) and 3% (life of class);  and for Class C and Class N, the 1%  contingent  deferred sales charge for the 1-year  period.  There is no sales charge for
Class Y. The returns  measure the  performance  of a  hypothetical
account  and  assume  that  all   dividends   and  capital   gains
distributions  have been  reinvested  in  additional  shares.  The performance  of the  Fund's  Class A  shares  is  compared  to the
Russell 3000(R)Index,  an unmanaged  index of  large-capitalization
U.S.  companies.  The index performance  includes  reinvestment of income but does not reflect transaction costs,  expenses or taxes.
The Fund's investments vary from those in the index.

-------------------------------------------------------------------------------------
Value Fund                          1 Year            5 Years          10 Years
                                                                      (or life of
                                                                    class, if less)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Class  A   Shares   (inception
9/16/85)                            -1.06%            -2.60%             7.20%
 Return Before Taxes                -1.14%            -3.66%             5.20%
Return After Taxes on               -0.70%            -2.60%             5.22%
  Distributions
Return    After    Taxes    on
Distributions   and   Sale  of
Fund Shares
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
S&P 500 Index (from 6/30/93)         0.25%            -1.61%            10.04%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Class  B   Shares   (inception      -0.84%            -2.51%             5.58%
10/02/95)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Class  C   Shares   (inception       3.15%            -2.19%             4.08%
5/01/96)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Class  N   Shares   (inception       3.66%            -2.81%              N/A
3/01/01)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Class  Y   Shares   (inception       5.19%            -1.14%             4.22%
12/16/96)
-------------------------------------------------------------------------------------
Value Fund's  average annual total returns  include  applicable  sales charges:  for
Class A, the  current  maximum  initial  sales  charge  of  5.75%;  for Class B, the contingent  deferred  sales charge of 5% (1-year) and 2% (5 years);  and for Class C and  Class N,  the 1%  contingent  deferred  sales  charge  for the  1-year  period.
Because Class B shares convert to Class A shares 72 months after  purchase,  Class B
"life of class"  performance  does not include any contingent  deferred sales charge and uses Class A  performance  for the period  after  conversion.  There is no sales charge for Class Y shares.  The returns  measure the  performance  of a hypothetical account and assume that all  dividends  and capital  gains  distributions  have been reinvested in additional  shares.  The  performance  of the Fund's Class A shares is compared to the S&P 500 Index,  an unmanaged index of equity  securities.  The index performance includes  reinvestment of income but does not reflect transaction costs, expenses or taxes. The Fund's investments vary from those in the index.

      How Has Value Fund Performed?  - Below is a discussion by the Manager of
Value  Fund's  performance  during its fiscal  year ended  October  31,  2002, followed  by  a  graphical  comparison  of  Value  Fund's  performance  to  an appropriate broad-based market index.

      Management's  Discussion  of  Performance  - During Value Fund's  fiscal year that ended  October 31, 2002 the Fund's  strong  performance  relative to its  benchmark,  the  S&P  500 and  peer  group  was  driven  by its  security selection  strategy.  The Fund  particularly  benefited  from its  holdings of technology,  industrial and financial services stocks,  which performed better in the  aggregate  than their  respective  components on the value side of the
S&P 500 Index.  Only the Fund's energy and health care holdings  trailed their respective  Index  components (10 sectors in all), and in each case the margin of  difference  was  minimal.  The Fund  slightly  reduced its exposure to the industrials  group after taking profits in stocks of defense  contractors that had gained  value,  and it  modestly  increased  its  exposure  to health care stocks. The Fund's portfolio holdings and allocations are subject to change.

      Comparing  Value  Fund's  Performance  to the Market - The  graphs  that follow show the  performance  of a  hypothetical  $10,000  investment  in each class of shares of Value Fund held until June 30,  2003.  Class A  performance is shown for a 10-year period.  For each other class,  performance is measured from  inception  of the class:  from  October 2, 1995 for Class B, from May 1,
1995 for Class C  shares,  from  March 1,  2001 for  Class N shares,  and from
December 16, 1996 for Class Y shares.  Value Fund's  performance  reflects the deduction  of the  maximum  initial  sales  charge  on  Class  A  shares,  the applicable  contingent  deferred  sales charge on Class B, Class C and Class N shares,  and  reinvestment  of all dividends and capital gains  distributions.
Value Fund's  performance is compared to the performance of the S&P 500 Index, an  unmanaged  index of equity  securities.  Index  performance  reflects  the reinvestment of dividends but does not reflect  transaction costs, and none of the data in the graphs that  follow  shows the effect of taxes.  Value  Fund's performance  reflects  the effects of Fund  business and  operating  expenses.
While index  comparisons may be useful to provide a benchmark for Value Fund's performance,  it must be noted that Value Fund's  investments  are not limited to the investments in the Index.

Class A Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Value Fund (Class A) and S&P 500 Index.

[Line Graph]

---------------------------------------------------------------
        Date         Value of Investment in    S&P 500 Index
                              Fund
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1993              $9,425               $10,000
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1993              $9,846               $10,258
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1993              $9,985               $10,495
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1994              $9,754               $10,098
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1994              $9,563               $10,140
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1994              $10,025              $10,635
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1994              $9,919               $10,633
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1995              $10,792              $11,667
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1995              $11,708              $12,779
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1995              $12,703              $13,794
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1995              $13,530              $14,624
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1996              $14,174              $15,409
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1996              $14,352              $16,099
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1996              $14,751              $16,597
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1996              $16,016              $17,979
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1997              $16,049              $18,463
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1997              $18,219              $21,683
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1997              $20,109              $23,307
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1997              $19,860              $23,976
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1998              $21,833              $27,318
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1998              $21,547              $28,225
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1998              $21,555              $25,424
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1998              $21,072              $30,833
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1999              $22,146              $32,368
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1999              $19,900              $34,645
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1999              $20,541              $32,488
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1999              $20,517              $37,318
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/2000              $20,261              $38,172
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/2000              $20,308              $37,158
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/2000              $20,225              $36,798
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/2000              $19,978              $33,921
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/2001              $21,707              $29,902
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/2001              $18,085              $31,651
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/2001              $20,828              $27,007
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/2001              $21,440              $29,893
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/2002              $19,166              $29,975
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/2002              $19,087              $25,961
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/2002              $16,145              $21,479
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/2002              $18,115              $23,289
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/2003              $17,159              $22,555
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/2003              $20,037              $26,025
---------------------------------------------------------------

Class B Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Value Fund (Class B) and S&P 500 Index.

[Line Graph]

---------------------------------------------------------------
        Date         Value of Investment in    S&P 500 Index
                              Fund
---------------------------------------------------------------
---------------------------------------------------------------
     10/02/1995              $10,000              $10,000
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1995              $10,804              $10,602
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1996              $11,294              $11,170
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1996              $11,399              $11,671
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1996              $11,683              $12,032
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1996              $12,657              $13,034
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1997              $12,657              $13,384
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1997              $14,341              $15,719
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1997              $15,798              $16,896
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1997              $15,574              $17,381
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1998              $17,082              $19,804
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1998              $16,835              $20,461
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1998              $14,208              $18,431
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1998              $16,773              $22,352
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1999              $16,367              $23,465
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1999              $17,171              $25,116
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1999              $15,402              $23,552
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1999              $15,865              $27,053
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/2000              $15,820              $27,673
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/2000              $15,596              $26,938
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/2000              $15,605              $26,677
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/2000              $15,502              $24,591
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/2001              $15,296              $21,677
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/2001              $16,580              $22,945
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/2001              $13,787              $19,578
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/2001              $15,878              $21,670
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/2002              $16,344              $21,730
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/2002              $14,550              $18,821
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/2002              $12,308              $15,571
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/2002              $13,809              $16,883
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/2003              $13,080              $16,351
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/2003              $15,230              $18,867
---------------------------------------------------------------

Class C Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Value Fund (Class C) and S&P 500 Index.

[Line Graph]

---------------------------------------------------------------
        Date         Value of Investment in  S&P 500 Index
                     Fund
---------------------------------------------------------------
---------------------------------------------------------------
     05/01/1996              $10,000              $10,000
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1996              $10,061              $10,297
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1996              $10,314              $10,615
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1996              $11,178              $11,499
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1997              $11,178              $11,808
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1997              $12,664              $13,867
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1997              $13,954              $14,906
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1997              $13,757              $15,334
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1998              $15,090              $17,471
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1998              $14,871              $18,051
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1998              $12,551              $16,260
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1998              $14,814              $19,719
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1999              $14,458              $20,701
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1999              $15,163              $22,158
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1999              $13,603              $20,778
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1999              $14,009              $23,867
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/2000              $13,977              $24,414
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/2000              $13,776              $23,765
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/2000              $13,784              $23,535
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/2000              $13,699              $21,695
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/2001              $13,506              $19,124
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/2001              $14,648              $20,243
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/2001              $12,179              $17,273
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/2001              $13,997              $19,118
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/2002              $14,391              $19,171
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/2002              $12,782              $16,604
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/2002              $10,795              $13,737
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/2002              $12,082              $14,895
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/2003              $11,422              $14,425
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/2003              $13,313              $16,645
---------------------------------------------------------------

Class N Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Value Fund (Class N) and S&P 500 Index.

[Line Graph]

---------------------------------------------------------------
        Date         Value of Investment in    S&P 500 Index
                              Fund
---------------------------------------------------------------
---------------------------------------------------------------
     03/01/2001              $10,000              $10,000
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/2001              $9,397               $9,367
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/2001              $10,199              $9,915
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/2001              $8,490               $8,460
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/2001              $9,768               $9,364
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/2002              $10,051              $9,390
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/2002              $8,941               $8,132
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/2002              $7,566               $6,728
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/2002              $8,468               $7,295
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/2003              $8,023               $7,065
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/2003              $9,358               $8,153
---------------------------------------------------------------

Class Y Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Value Fund (Class Y) and S&P 500 Index.

[Line Graph]

---------------------------------------------------------------
        Date         Value of Investment in  S&P 500 Index
                     Fund
---------------------------------------------------------------
---------------------------------------------------------------
     12/16/1996              $10,000              $10,000
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1996              $10,280              $10,000
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1997              $10,291              $10,269
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1997              $11,689              $12,060
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1997              $12,918              $12,963
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1997              $12,769              $13,335
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1998              $14,045              $15,194
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1998              $13,873              $15,698
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1998              $11,743              $14,140
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1998              $13,907              $17,149
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1999              $13,609              $18,003
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1999              $14,301              $19,269
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1999              $12,852              $18,069
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1999              $13,280              $20,756
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/2000              $13,280              $21,231
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/2000              $13,122              $20,667
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/2000              $13,145              $20,467
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/2000              $13,107              $18,867
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/2001              $12,964              $16,631
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/2001              $14,108              $17,604
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/2001              $11,767              $15,021
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/2001              $13,561              $16,626
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/2002              $13,977              $16,672
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/2002              $12,456              $14,440
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/2002              $10,549              $11,946
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/2002              $11,777              $12,953
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/2003              $11,216              $12,545
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/2003              $13,103              $14,475
---------------------------------------------------------------
      Total returns and the ending account values in the graphs show changes in share values and include reinvestment of all dividends and capital gains distributions. Past performance is not predictive of future performance.
Graphs are not drawn to the same scale.

What are other key features of the Funds?

      The   description  of  certain  key  features  of  the  Funds  below  is
supplemented   by  each  fund's   Prospectus   and   Statement  of  Additional
Information, which are incorporated by reference.

Investment  Management  and  Fees -  Under  each  fund's  investment  advisory agreement,  the Fund pays the  Manager  an  advisory  fee based on the  Fund's average annual net assets at a rate that declines on additional  assets as the
Fund grows.

-------------------------------------------------------------------------------
     Salomon Brothers All Cap Fund                    Value Fund
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1.10% of the first $100 million of       0.625% of the first $300 million of
average annual net assets of the Fund    average annual net assets of the
and                                      Fund,
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1.00% of average annual net assets in    0.500% of the next $100 million, and
excess of $100 million
-------------------------------------------------------------------------------
                                        ---------------------------------------
                                        0.450% of average annual net assets
                                        in excess of $400 million.
                                        ---------------------------------------

      The management  fee for Salomon  Brothers All Cap Fund for the 12 months ended  March 31,  2003 was 1.10% of the  average  annual  net  assets for each class of shares.  The  management  fee for Value Fund for the 12 months  ended
March 31, 2003 was 0.625% of the  average  annual net assets for each class of shares.  The  12b-1  distribution  plans  for  both  funds  are  substantially similar.  However,  the other expenses the Funds incurred,  including transfer agent fees and custodial,  accounting and legal expenses,  have differed, with
Value Fund's "Other  Expenses"  being less than those of Salomon  Brothers All
Cap Fund because Value Fund is a significantly larger fund.

-------------------------------------------------------------------------------
  June 30, 2003         Value Fund         Salomon Brothers     Combined Pro
                                             All Cap Fund     Forma Value Fund
                          Class A              Class A            Class A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Management Fee            0.625%                1.10%              0.625%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
12b-1 Fees                 0.24%                0.18%1             0.24%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Other Expenses             0.34%                0.55%              0.34%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Expenses             1.21%                1.83%              1.21%
-------------------------------------------------------------------------------
"Other Expenses" include transfer agent fees and custodial, accounting and legal expenses, and are based on, among other things, the fees the Funds would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Funds to limit these fees to 0.25% of average daily net assets per fiscal year for Class Y shares and 0.35% of average daily net assets per fiscal year for all other classes.
For Value Fund, after that waiver, the actual "Other Expenses" and "Total
Annual Operating Expenses" for the period shown were 0.39% and 2.02% for
Class B shares, 0.39% and 2.02% for Class C shares, 0.39% and 1.52% for Class
N shares, and 0.25% and 0.88% for Class Y shares and were the same as shown above for Class A shares.
For Salomon Brothers All Cap Fund, in addition to that waiver, "Total Annual
Operating Expenses" were further reduced by a voluntary expense assumption undertaken by the Manager.  After that waiver and expense assumption, the actual "Total Annual Operating Expenses" for the period shown were 1.65% for
Class A shares, 2.40% for Class B shares, 2.40% for Class C shares, 1.90% for
Class N shares and 0.95% for Class Y shares.
1. Class A shares  12b-1 fee is not a full 25 basis  points as provided for by the 12b-1 plan due to monies  invested by the  Manager  upon which the Manager and Distributor do not collect a 12b-1 fee.

      The net assets  under  management  for Value Fund on June 30,  2003 were
$256,347,822  as compared to  $24,656,074  for Salomon  Brothers All Cap Fund.
Effective upon the Closing of the Reorganization,  the management fee rate for
Value  Fund is  expected  to be 0.625% of average  annual net assets  based on combined  assets of the Funds as of June 30,  2003.  The "Other  Expenses"  of
the  surviving  Fund are  expected  to be less than the  "Other  Expenses"  of
Salomon Brothers All Cap Fund and equal to or less than those of Value Fund.

      For more details regarding each fund's investment  management agreement, see the section  below  entitled  "Comparison  of  Investment  Objectives  and
Policies - How do the Account Features and Shareholder  Services for the Funds
Compare?"

      Transfer  Agency and Custody  Services - Both funds receive  shareholder accounting and other  clerical  services from  OppenheimerFunds  Services (the
"Transfer  Agent") in its  capacity  as  transfer  agent and  dividend  paying agent.  The  Transfer  Agent  receives  an annual  per  account  fee from both funds.  The terms of the  transfer  agency  agreement  for both  funds and the
Manager's  voluntary  undertaking  to limit  transfer  agency fees  (currently
0.35%  per  fiscal  year  for  each  class of both  funds)  are  substantially similar.  Citibank, N.A., located at 111 Wall Street, New York, NY 10005, acts as custodian of the securities and other assets of both funds.

      Distribution   Services  -  OppenheimerFunds   Distributor,   Inc.  (the
"Distributor")  acts  as the  principal  underwriter  in a  continuous  public offering  of shares of both  funds,  but is not  obligated  to sell a specific number of shares.  Both funds have adopted a Service Plan and Agreement  under
Rule  12b-1 of the  Investment  Company  Act for  their  Class A  shares.  The
Service Plan provides for the reimbursement to the Distributor,  for a portion of its costs incurred in connection with the personal  service and maintenance of  accounts  that hold  Class A shares  of the  respective  Funds.  Under the
Class A Service Plans,  reimbursement is made quarterly at an annual rate that may not  exceed  0.25% of the  average  annual net assets of Class A shares of the  respective  Funds.  The  Distributor  currently uses all of those fees to compensate dealers,  brokers, banks and other financial institutions quarterly for providing  personal service and maintenance of accounts of their customers that hold Class A shares of the respective Funds.

      Both funds have adopted  Distribution  and Service Plans and  Agreements under Rule 12b-1 of the Investment  Company Act for Class B, Class C and Class
N shares.  These plans  compensate the  Distributor for its services and costs in  connection  with the  distribution  of Class B, Class C and Class N shares and the  personal  service and  maintenance  of  shareholder  accounts.  Under their  respective  Class B and Class C Plans,  the Funds pay the Distributor a
service  fee at an annual  rate of 0.25% of  average  annual net assets and an asset-based  sales  charge at an annual  rate of 0.75% of  average  annual net assets.  Under their  respective Class N Plans the Funds pay the Distributor a service  fee at an annual  rate of 0.25% of  average  annual net assets and an asset-based  sales  charge at an annual  rate of 0.25% of  average  annual net assets.  All fee amounts are computed on the average  annual net assets of the class  determined  as of the close of each regular  business day of each fund.
The  Distributor  uses  all of the  service  fees to  compensate  dealers  for providing  personal  services and  maintenance of accounts of their  customers that hold  shares of the  Funds.  The  Class B and Class N  asset-based  sales charge is  retained  by the  Distributor.  After the first  year,  the Class C
asset-based   sales  charge  is  paid  to  the  broker-dealer  as  an  ongoing concession for shares that have been outstanding for a year or more.

      The terms of the Funds'  respective  Distribution  and Service Plans are
substantially   similar.   For  more   details   regarding   of  each   fund's
distribution-related  services,  see the section below titled  "Comparison  of
Investment  Objectives  and  Policies  -  How  do  the  Account  Features  and
Shareholder Services for the Funds Compare?"

      Purchases, Redemptions,  Exchanges and other Shareholder Services - Both funds have nearly the same  requirements  and  restrictions in connection with purchases,  redemptions and exchanges.  In addition, each fund also offers the same  types of  shareholder  services.  More  detailed  information  regarding purchases, redemptions,  exchanges and shareholder services can be found below in the section below titled "Comparison of Investment  Objectives and Policies
- How  do  the  Account  Features  and  Shareholder  Services  for  the  Funds
Compare?"

      Dividends and  Distributions - Both funds declare  dividends  separately for each class of shares from net  investment  income  annually  and pay those dividends  to  shareholders  in  December  on a date  selected by the Board of
Trustees of each fund.

      For a  detailed  description  of each  fund's  policy on  dividends  and distributions,  see the section entitled "Comparison of Investment  Objectives and Policies - How do the Account  Features and  Shareholder  Services for the
Funds Compare?"

    What are the Principal Risks of an Investment in Value FunD OR SALOMON
                            BROTHERS ALL CAP FUND?

      In evaluating  whether to approve the Reorganization and invest in Value
Fund,  shareholders should carefully consider the following risk factors,  the other  information  set forth in this Proxy  Statement and  Prospectus and the more  complete  description  of  risk  factors  set  forth  in  the  documents incorporated by reference herein,  including the Prospectuses of the Funds and
their  respective  Statements  of  Additional  Information.   The  Value  Fund
Prospectus  is  enclosed  with  the  other  proxy  materials,  including  this combined Prospectus/Proxy Statement.

General

      All investments have risks to some degree.  Both funds'  investments are subject to changes in their  value from a number of factors  described  below.
There is also  the  risk  that  poor  security  selection  by the  Manager  or
Sub-Advisor  will cause the Funds to  underperform  other funds having similar objectives.  The main investment risks of the Funds are substantially similar.
      These risks  collectively  form the risk profiles of the Funds,  and can affect the value of the Funds' investments,  investment performance and prices per share.  These  risks mean that you can lose money by  investing  in either fund.  When you redeem your  shares,  they may be worth more or less than what you paid for them.  There is no  assurance  that either fund will  achieve its investment objective.

Risks of Investing in Stocks.  Stocks fluctuate in price, and their short-term volatility  at times may be great.  Because both funds  currently  focus their investments in stocks,  the value of the Funds' portfolios will be affected by changes in the stock  markets.  Market  risk will  affect the Funds' per share prices,  which will fluctuate as the values of the Funds' portfolio securities change.

      A variety of factors can affect the price of a particular  stock and the prices of individual  stocks do not all move in the same  direction  uniformly or at the same time.  Different stock markets may behave differently from each other. In particular,  because both funds currently  emphasize  investments in stocks of U.S.  issuers,  they will be affected  primarily  by changes in U.S.
stock markets.  Both funds currently emphasize  securities of larger companies but they can also buy stocks of small- and  medium-size  companies,  which may have more volatile stock prices than stocks of larger companies.

Risks of Value Investing.  Value investing seeks stocks having prices that are low in relation to what is believed to be their real worth or prospects.  Both funds  expect to  realize  appreciation  in the value of their  holdings  when other investors  realize the intrinsic value of those stocks. In using a value investing  style,  there is the risk that the market will not  recognize  that the  securities  are  undervalued  and they might not  appreciate  in value as anticipated.
Industry  Focus.  At times both funds may increase  the  relative  emphasis of their investments in stocks of companies in a particular  industry.  Stocks of issuers in a  particular  industry  may be  affected  by  changes in  economic
conditions,   changes  in  government   regulations,   availability  of  basic
resources or supplies,  or other  events that affect that  industry  more than others.  To the extent that the Funds increase the relative  emphasis of their investments  in a particular  industry,  their share  values may  fluctuate in response to events affecting that industry.

Risks of  Foreign  Investing.  Both  funds  can buy  foreign  equity  and debt securities.  However,  neither fund currently invests in foreign securities to a significant degree.

      These include equity and debt  securities of companies  organized  under the laws of  countries  other than the United  States and debt  securities  of foreign  governments and their agencies and  instrumentalities.  While foreign securities  offer  special  investment  opportunities,  they  are  subject  to special risks that can reduce the Funds' share prices and returns.

      The change in value of a foreign  currency  against the U.S. dollar will result in a change in the U.S. dollar value of securities  denominated in that foreign currency.  Currency rate changes can also affect the distributions the
Funds make from the income  they  receive  from  foreign  securities.  Foreign investing can result in higher  transaction and operating costs for the Funds.
Foreign  issuers  are  not  subject  to the  same  accounting  and  disclosure requirements  to which  U.S.  companies  are  subject.  The  value of  foreign investments may be affected by exchange control regulations,  expropriation or nationalization of a company's assets,  foreign taxes, delays in settlement of transactions,  changes in governmental economic or monetary policy in the U.S.
or abroad, or other political and economic factors.

Risks  of  Investing  in  Debt  Securities.  Both  funds  can  invest  in debt securities.  However,  neither fund currently  invests in debt securities to a significant degree.

      Debt  securities,  such as bonds,  involve credit risk. This is the risk that the borrower  will not make timely  payments of principal  and  interest.
The degree of credit risk depends on the issuer's  financial  condition and on the terms of the bonds.  Debt  securities  are also  subject to interest  rate risk.  That is the risk the value of the security may fall when interest rates rise. In general,  the market price of debt securities with longer  maturities will go up or down more in  response  to  changes in  interest  rates than the market price of shorter term securities.

Risks   of   Non-Diversification.   Salomon   Brothers   All   Cap   Fund   is
"non-diversified."  That means  that  compared  to funds that are  diversified such as Value  Fund,  it can  invest a greater  portion  of its  assets in the securities of one issuer.  Having a higher  percentage of its assets  invested in the securities of fewer issuers can result in greater  fluctuations  of its share prices due to events affecting a particular issuer.

How Risky are the Funds Overall?  The risks described above  collectively form the overall risk profile of the Funds,  and can affect the value of the Funds'
investments,   their  investment  performance  and  their  prices  per  share.
Particular  investments and investment strategies have risks. The share prices of the  Funds  will  change  daily  based  on  changes  in  market  prices  of securities and market  conditions,  and in response to other economic  events.
In the OppenheimerFunds  spectrum,  both funds are generally more conservative than  aggressive  growth  stock  funds,  but more  aggressive  than funds that emphasize investing in bonds as well as stocks.

                        REASONS FOR THE REORGANIZATION

      At a meeting of the Board of Trustees of Salomon  Brothers  All Cap Fund
held April 28,  2003,  the Board  considered  whether to approve the  proposed
Reorganization  and reviewed and  discussed  with the Manager and  independent legal counsel the materials  provided by the Manager  relevant to the proposed
Reorganization.  Included in the  materials  was  information  with respect to the Funds'  respective  investment  objectives and policies,  management fees, distribution  fees and other operating  expenses,  historical  performance and asset size.

      The Board reviewed  information  demonstrating that Salomon Brothers All
Cap Fund is a relatively  smaller fund with  approximately  $20 million in net assets.  The Board  anticipates  that Salomon  Brothers All Cap Fund's  assets will not increase  substantially  in size in the near future.  In  comparison,
Value  Fund  has  approximately   $200  million  in  net  assets.   After  the
Reorganization,  the  shareholders  of  Salomon  Brothers  All Cap Fund  would become  shareholders  of a  larger  fund  that is  anticipated  to have  lower overall  operating  expenses than Salomon Brothers All Cap Fund.  Economies of scale may benefit  shareholders  of Salomon  Brothers  All Cap Fund.  However, there can be no assurances  that lower  operating  expenses will continue into the future.

      The Board  considered  the fact that both funds have similar  investment objectives of seeking  capital  appreciation  with the  realization of current income as a  secondary  consideration  for Value  Fund.  The Board  considered that  although  both  funds  select  securities  believed  to be  undervalued, their respective investment decision making processes are different.

       The Board noted that Value Fund's  management  fee is  currently  lower than that of Salomon  Brothers All Cap Fund. The Board  considered  that Value
Fund's  long-term  performance  has been better than that of Salomon  Brothers
All Cap Fund.  The Board also  considered  that the  procedures for purchases, exchanges and  redemptions of shares of both funds are  substantially  similar and that both funds offer the same investor services and options.

      In  addition,  the Board  considered  the terms  and  conditions  of the
Reorganization,  including  the  fact no sales  charge  would  be  imposed  in effecting the  Reorganization  and that the Reorganization is expected to be a tax-free  reorganization.  The Board  concluded that Salomon  Brothers All Cap
Fund's  participation  in the transaction is in the best interests of the Fund and its  shareholders,  notwithstanding  that the lower pro forma  expenses of the  combined  funds  (relative  to  Salomon  Brothers  All Cap  Fund) and the historically  better  performance  of Value Fund are  subject  to change.  The
Board concluded that the Reorganization  would not result in a dilution of the interests of existing shareholders of Salomon Brothers All Cap Fund.

      After  consideration  of the above  factors,  and such other factors and information  as the Board of Salomon  Brothers  All Cap Fund deemed  relevant, the  Board,  including  the  Trustees  who are not  "interested  persons"  (as defined in the  Investment  Company  Act) of either  Salomon  Brothers All Cap
Fund or the Manager (the  "Independent  Trustees"),  unanimously  approved the
Reorganization  and the  Reorganization  Agreement  and voted to recommend its approval to the shareholders of Salomon Brothers All Cap Fund.

      The  Board  of  Directors  of  Value  Fund  also   determined  that  the
Reorganization  was in the best  interests of Value Fund and its  shareholders
and  that  no  dilution  would  result  to  those  shareholders.   Value  Fund
shareholders  do not vote on the  Reorganization.  The  Board  of Value  Fund,
including  the   Independent   Directors,   also   unanimously   approved  the
Reorganization and the Reorganization Agreement.

      For the  reasons  discussed  above,  the  Board,  on behalf  of  Salomon
Brothers  All Cap  Fund,  recommends  that  you  vote  FOR the  Reorganization
Agreement.  If  shareholders  of Salomon  Brothers All Cap Fund do not approve the Reorganization Agreement, the Reorganization will not take place.

                     INFORMATION ABOUT THE REORGANIZATION

The  following is only a summary of the material  terms of the  Reorganization
Agreement.  You should read the actual form of  Reorganization  Agreement.  It is attached as Exhibit A.

How Will the Reorganization be Carried Out?

      If the  shareholders  of  Salomon  Brothers  All Cap  Fund  approve  the
Reorganization  Agreement,  the  Reorganization  will take place after various conditions  are  satisfied  by Salomon  Brothers  All Cap Fund and Value Fund,
including  delivery  of  certain  documents.  The  Closing  Date is  presently scheduled for November 7, 2003 and the Valuation  Date is presently  scheduled for November 6, 2003.

      If   shareholders   of  Salomon   Brothers  All  Cap  Fund  approve  the
Reorganization Agreement,  Salomon Brothers All Cap Fund will deliver to Value
Fund  substantially  all of its  assets  on the  Closing  Date.  In  exchange, shareholders  of Salomon  Brothers All Cap Fund will receive Class A, Class B,
Class C, Class N and Class Y Value Fund  shares that have a value equal to the dollar  value of the  assets  delivered  by Salomon  Brothers  All Cap Fund to
Value Fund.  Salomon  Brothers  All Cap Fund will then be  liquidated  and its outstanding  shares will be  cancelled.  The stock  transfer  books of Salomon
Brothers All Cap Fund will be  permanently  closed at the close of business on the Valuation Date. Only  redemption  requests  received by the Transfer Agent in proper form on or before the close of business on the  Valuation  Date will be fulfilled by Salomon Brothers All Cap Fund.  Redemption  requests  received after that time will be considered requests to redeem shares of Value Fund.

      Shareholders  of Salomon  Brothers  All Cap Fund who vote their Class A,
Class B,  Class C,  Class N and Class Y shares in favor of the  Reorganization will be electing in effect to redeem their shares of Salomon  Brothers All Cap
Fund at net asset value on the Valuation Date,  after Salomon Brothers All Cap
Fund subtracts a cash reserve,  and reinvest the proceeds in Class A, Class B,
Class C,  Class N and Class Y shares of Value  Fund at net  asset  value.  The cash  reserve is that  amount of cash  retained  by Salomon  Brothers  All Cap
Fund,  which is  deemed  sufficient  in the  discretion  of the  Board for the payment of the Fund's outstanding  debts,  taxes, and expenses of liquidation.
The cash reserve will consist of  approximately  $18,900 cash.  This amount of cash reserve is reflected in the pro forma  presentation of NAV. Value Fund is not  assuming  any debts of Salomon  Brothers  All Cap Fund  except  debts for unsettled  securities  transactions  and  outstanding  dividend and redemption checks.  Salomon Brothers All Cap Fund will recognize  capital gain or loss on any  sales of  portfolio  securities  made  prior to the  Reorganization.  The sales  contemplated  in  the  Reorganization  are  anticipated  to be  in  the ordinary course of business of Salomon Brothers All Cap Fund's activities.

      Under the  Reorganization  Agreement,  within one year after the Closing
Date,  Salomon  Brothers All Cap Fund shall:  (a) either pay or make provision for all of its debts and  taxes;  and (b) either (i)  transfer  any  remaining amount of the cash  reserve to Value  Fund,  if such  remaining  amount is not material (as defined below) or (ii)  distribute  such remaining  amount to the shareholders  of Salomon  Brothers All Cap Fund who were  shareholders  on the
Valuation  Date.  The  remaining  amount shall be deemed to be material if the amount to be  distributed,  after  deducting  the  estimated  expenses  of the distribution,  equals or  exceeds  one cent per share of the number of Salomon
Brothers All Cap Fund shares  outstanding  on the Valuation  Date. In order to qualify  for this  distribution,  it is not  necessary  for a  shareholder  of
Salomon  Brothers  All Cap Fund to  continue  to hold  shares of the  combined entity  after  the  Closing  Date.  If the cash  reserve  is  insufficient  to satisfy any of Salomon Brothers All Cap Fund's  liabilities,  the Manager will assume  responsibility  for any such  unsatisfied  liability.  Within one year after the  Closing  Date,  Salomon  Brothers  All Cap Fund will  complete  its liquidation.

      Under the  Reorganization  Agreement,  either  Salomon  Brothers All Cap
Fund or Value Fund may abandon and terminate the Reorganization  Agreement for any reason  and there  shall be no  liability  for  damages or other  recourse available to the other Fund, provided,  however, that in the event that one of the Funds terminates this Agreement  without  reasonable cause, it shall, upon demand,  reimburse  the  other  Fund for all  expenses,  including  reasonable out-of-pocket expenses and fees incurred in connection with this Agreement.

      To the  extent  permitted  by law,  the  Funds  may  agree to amend  the
Reorganization  Agreement without  shareholder  approval.  They may also agree to  terminate  and  abandon the  Reorganization  at any time before or, to the extent  permitted  by law,  after the  approval  of  shareholders  of  Salomon
Brothers All Cap Fund.

Who will pay the expenses of the Reorganization?

      The cost of printing  and mailing  the proxies and this  Prospectus  and
Proxy  Statement  will be borne  equally by Salomon  Brothers All Cap Fund and
Value  Fund.  Those  printing  costs and  mailing  costs are  estimated  to be
$10,000  and  $2,000,  respectively.  The  Funds  will  bear the cost of their respective  tax  opinions.  Any  documents  such as existing  prospectuses  or annual  reports that are included in the proxy  mailing or at a  shareholder's request  will  be  a  cost  of  the  Fund  issuing  the  document.  Any  other out-of-pocket  expenses associated with the Reorganization will be paid by the
Funds in the amounts  incurred by each.  Depending on the  circumstances,  the
Manager  expects to absorb  some or perhaps  all of the audit  costs and other
fees  related  to  this  proxy   statement.   The  approximate   cost  of  the
Reorganization  is $14,500 for Salomon  Brothers All Cap Fund, and $15,000 for
Value Fund.

What are the tax consequences of the Reorganization?

      The  Reorganization is intended to qualify as a tax-free  reorganization for federal  income tax  purposes  under  Section  368(a)(1)  of the  Internal
Revenue  Code  of  1986,  as  amended.   Based  on  certain   assumptions  and
representations  received  from Salomon  Brothers All Cap Fund and Value Fund, it is expected  to be the  opinion of  Deloitte & Touche  LLP,  tax advisor to
Salomon  Brothers All Cap Fund, that  shareholders of Salomon Brothers All Cap
Fund will not recognize any gain or loss for federal  income tax purposes as a result of the  exchange  of their  shares for shares of Value  Fund,  and that shareholders  of Value Fund will not  recognize  any gain or loss upon receipt of Salomon  Brothers  All Cap Fund's  assets.  If this type of tax  opinion is not  forthcoming  by the Closing Date, the Fund may still choose to go forward
with  the   reorganization,   pending   re-solicitation  of  shareholders  and
shareholder  approval.  In  addition,  neither fund is expected to recognize a gain or loss as a result of the Reorganization.

      Immediately  prior to the Valuation Date,  Salomon Brothers All Cap Fund will pay a  dividend  which will have the  effect of  distributing  to Salomon
Brothers All Cap Fund's  shareholders  all of Salomon  Brothers All Cap Fund's net investment  company taxable income for taxable years ending on or prior to the Closing Date  (computed  without  regard to any  deduction  for  dividends paid) and all of its net capital  gains,  if any,  realized  in taxable  years ending on or prior to the Closing  Date  (after  reduction  for any  available capital loss  carry-forward).  Such  dividends will be included in the taxable income of Salomon Brothers All Cap Fund's  shareholders as ordinary income and capital gain, respectively.

      You will continue to be  responsible  for tracking the purchase cost and holding  period of your shares and should  consult your tax advisor  regarding the  effect,  if any,  of the  Reorganization  in  light  of  your  individual circumstances.  You  should  also  consult  your tax  advisor  as to state and local and other tax consequences,  if any, of the Reorganization  because this discussion only relates to federal income tax consequences.

What should I know about Class A, Class B, Class C, Class N and Class Y shares of Value Fund?

      The rights of  shareholders  of both funds are  substantially  the same.
Class A, Class B,  Class C,  Class N and/or  Class Y shares of Value Fund will be  distributed to  shareholders  of Class A, Class B, Class C, Class N and/or
Class Y shares of Salomon Brothers All Cap Fund,  respectively,  in connection with the  Reorganization.  Each  share  will be fully  paid and  nonassessable when  issued,  will  have no  preemptive  or  conversion  rights  and  will be transferable  on the books of Value  Fund.  Salomon  Brothers  All Cap  Fund's
Declaration of Trust contains an express  disclaimer of shareholder or Trustee liability for the Fund's  obligations,  and provides for  indemnification  and reimbursement  of  expenses  out of its  property  for  any  shareholder  held personally  liable  for  its  obligations.  Neither  fund  permits  cumulative voting. If shareholders  approve the Reorganization,  the shares of Value Fund will be recorded  electronically  in each  shareholder's  account.  Value Fund will then send a confirmation  to each  shareholder.  Shareholders  of Salomon
Brothers All Cap Fund holding certificates  representing their shares will not
be  required  to  surrender   their   certificates   in  connection  with  the
Reorganization.  However,  former  shareholders  of Salomon  Brothers  All Cap
Fund whose shares are represented by outstanding  share  certificates will not be allowed to redeem,  transfer  or exchange  class  shares of Value Fund they receive  in the  Reorganization  until  the  certificates  for  the  exchanged
Salomon Brothers All Cap Fund have been returned to the Transfer Agent.

      Like Salomon  Brothers All Cap Fund,  Value Fund does not routinely hold annual shareholder meetings.

               COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

      This section  describes key investment  policies of Salomon Brothers All
Cap Fund and Value  Fund,  and  certain  noteworthy  differences  between  the
investment   objectives  and  policies  of  the  two  Funds.  For  a  complete description of Value Fund's investment  policies and risks,  please review its prospectus  dated  December 23,  2002,  which is enclosed  with this  combined
Prospectus/Proxy Statement.
Are there any significant  differences  between the investment  objectives and strategies of the Funds?

      In considering  whether to approve the  Reorganization,  shareholders of
Salomon  Brothers All Cap Fund should  consider the  differences in investment objectives,  policies and risks of the Funds.  Further information about Value
Fund is set forth in its Prospectus,  which accompanies this  Prospectus/Proxy
Statement  and is  incorporated  herein by reference.  Additional  information about both funds is set forth in their  Statements of  Additional  Information and  Annual  Reports,  which may be  obtained  upon  request  to the  Transfer
Agent.   See   "Information   about   Salomon   Brothers  All  Cap  Fund"  and
"Information about Value Fund," below.

      Salomon  Brothers  All Cap Fund and Value Fund have  similar  investment objectives.  Value Fund seeks long-term  growth of capital.  Salomon  Brothers
All Cap Fund seeks capital appreciation.
What are the main risks associated with an investment in the Funds?

      Like all  investments,  an  investment  in either of the Funds  involves risk.  There is no  assurance  that  either  fund  will  meet  its  investment
objective.   The   achievement   of  the  Funds'  goals  depends  upon  market
conditions,   generally,   and  on  the  portfolio  manager's  analytical  and
portfolio  management  skills.  The risks  described above under "What are the
Principal  Risks of an Investment  in Value Fund and Salomon  Brothers All Cap
Fund"  describe the risk  profiles of the Funds in detail,  and can affect the value  of the  Funds'  investments,  investment  performance  and  prices  per share.

How Do the Investment Policies of the Funds Compare?

      Both  funds  invest  primarily  in common  stocks.  While both funds can
invest  in  different  market  capitalization   ranges,  they  both  currently
emphasize  stocks of larger,  well-known  companies.  "Market  capitalization"
refers to the total market value of an issuer's  common  stock.  The portfolio managers  for each of the Funds look for stocks  they  believe  are  currently undervalued  by the  market  with  the  expectation  that  those  stocks  will increase in value over time.

Value  Investing.   Both  funds  employ  a  "value"  investment  style.  Value investing  seeks stocks  having  prices that are low in relation to their real worth or future  prospects,  with the  expectation  that the Fund will realize appreciation  in the value of its holdings  when other  investors  realize the intrinsic  value of the  stock.  In  selecting  equity  investments  for Value
Fund's  portfolio,  the portfolio  manager  currently  considers the following factors when assessing a company's business  prospects:  Future  supply/demand conditions  for its key  products,  product  cycles,  quality  of  management, competitive  position  in  the  market  place,  reinvestment  plans  for  cash generated,  and  better-than-expected  earnings  reports.  Not all factors are relevant for every individual security.

     The Sub-Advisor for the Salomon  Brothers All Cap Fund employs a two-step stock selection  process in its search for  undervalued  stocks of temporarily out of favor  companies.  First,  it uses  proprietary  models and fundamental research  to try  to  identify  stocks  that  are  underpriced  in the  market relative  to their  fundamental  value.  Second,  the  Sub-Advisor  emphasizes companies in those sectors of the economy,  which it believes are  undervalued
relative  to  other  sectors.   When  evaluating  an  individual   stock,  the
Sub-Advisor  looks for: Low market  valuations  measured by the  Sub-Advisor's valuation  models  and  positive  changes  in  earnings  prospects  because of factors  such as:  new,  improved  or unique  products  and  services,  new or rapidly expanding markets for the company's products, new management,  changes in the economic,  financial regulatory or political  environment  particularly affecting the company,  effective research,  product development and marketing and a business strategy not yet recognized by the marketplace.

Other Equity  Securities.  While both funds  emphasize  investments  in common stocks,  they can  invest  in other  equity  securities,  including  preferred stocks,  rights and warrants,  and securities  convertible  into common stock.
Both  funds  can  also  invest  in  debt  securities,  although  neither  fund currently emphasizes investing in debt securities.

      The Manager for Value Fund and the Sub-Advisor for Salomon  Brothers All
Cap Fund,  as the case may be,  consider  some  convertible  securities  to be
"equity  equivalents" because of the conversion feature and in that case their rating may have less  impact on the  investment  decision  than in the case of other debt securities.

      Both  funds  can  buy  convertible   securities.   Value  Fund  can  buy
convertible securities rated as low as "B" by Moody's Investor Services,  Inc.
or  Standard & Poor's  Rating  Service or having  comparable  ratings by other nationally recognized rating organizations (or, if they are unrated,  having a
comparable   rating  assigned  by  the  Manager).   Those  ratings  are  below
"investment  grade" and the securities  (commonly referred to as "junk bonds")
are  subject to greater  risk of default by the issuer  than  investment-grade securities.  These  investments  are  subject  to Value  Fund's  policy of not investing  more  than  10% of its  net  assets  in  debt  securities.  Salomon
Brothers  All Cap Fund can invest in  convertible  securities  rated below the four highest  rating  categories  of S&P or Moody's or  equivalent  ratings of other rating  agencies or ratings  assigned to a security by the  Sub-Advisor.
Salomon  Brothers  All  Cap  Fund  can  invest  up  to  20%  of it  assets  in non-convertible  debt securities  rated below investment grade or, if unrated, of equivalent quality as determined by the Sub-Advisor.

Non-Diversification.   Salomon   Brothers  All  Cap  Fund  is   classified  as
"non-diversified"  fund under the Investment Company Act, which means that the
Fund is not limited by the  Investment  Company Act in the  proportion  of its assets that may be invested in the  obligations of a single issuer.  The Fund, however,  intends to comply with the diversification  requirements  imposed by the  Internal  Revenue  Code in order to  continue  to qualify as a  regulated investment  company.  To the extent the Fund invests a greater  proportion  of its assets in the securities of a smaller  number of issuers,  the Fund may be more  susceptible to any single economic,  political or regulatory  occurrence than a more  widely  diversified  fund and may be subject  to greater  risk of loss with respect to its portfolio.  Value Fund is a "diversified"  fund under the Investment Company Act.

Foreign  Investing.  Value  Fund can  invest up to 25% of its total  assets in
securities  of  companies  or  governments   in  any  country,   developed  or
underdeveloped.  Salomon  Brothers  All Cap Fund can invest up to 20% of total assets in foreign securities  including foreign equity securities of companies located in any country,  including  developed  countries and emerging markets.
For  purposes of these  limits,  the  respective  advisors  for Value Fund and
Advisors or  Sub-Advisors  for Salomon  Brothers  All Cap Fund do not consider securities  of foreign  issuers that are  represented  by American  Depository
Receipts  or that are listed on a U.S.  securities  exchange  or traded in the
U.S.   over-the-counter  markets  to  be  foreign  securities.   Neither  fund
currently emphasizes foreign investing.

      "Foreign  securities"  include equity and debt securities  (which may be denominated in U.S.  dollars or non-U.S.  currencies)  of companies  organized under the laws of countries  other than the United States and debt  securities of foreign  governments that are traded on foreign securities  exchanges or in foreign  over-the-counter  markets.  These include  securities  issued by U.S.
corporations  denominated  in  non-U.S.   currencies.  Both  funds  will  hold
foreign  currency  only in  connection  with the  purchase  or sale of foreign securities.

Rights and  Warrants.  Both funds can invest in warrants or rights.  A warrant gives a Fund the right to buy a quantity of stock.  The warrant  specifies the amount of underlying  stock, the purchase (or "exercise")  price, and the date the warrant expires.  A Fund has no obligation to exercise the warrant and buy the stock. Rights are similar to warrants,  but normally have a short duration and are  distributed  directly by the issuer to its  shareholders.  Rights and warrants have no noting  rights,  receive no dividends and have no rights with respect to the assets of the issuer.

Cash and Cash Equivalents.  Both funds can invest in cash and cash equivalents such as commercial  paper,  repurchase  agreements,  Treasury  bills and other short-term U.S. government securities.  Under normal market conditions,  Value
Fund can  invest  up to 15% of its net  assets  in cash and cash  equivalents.
This  strategy  would be used  primarily  for  cash  management  or  liquidity purposes.  To the extent that the Funds use this  strategy,  they might reduce their opportunities to seek their objectives of long-term growth of capital.

Debt  Securities.  Under normal  market  conditions,  Value Fund can invest in debt  securities,  such  as  securities  issued  or  guaranteed  by  the  U.S.
government  or  its  agencies  and   instrumentalities,   foreign   government
securities, and foreign and domestic corporate bonds and debentures.  Normally these  investments  are  limited  to not more  than 10% of  Value  Fund's  net assets, including convertible debt securities.

      Salomon Brothers All Cap Fund may invest in corporate bond  obligations, as  well as  government  obligations  and  mortgage-related  securities.  Debt securities  are selected  primarily for their income  possibilities  and their relative  emphasis in the  portfolio  may be greater  when the stock market is volatile.  For example,  when interest  rates are falling,  or when the credit quality of a particular  issuer is improving,  the portfolio manager might buy debt securities for their own  appreciation  possibilities.  Salomon  Brothers
All Cap Fund has no limit on the range of  maturities  of the debt  securities they can buy.

      Neither fund currently emphasizes investments in debt securities.
      The debt securities the Funds buy may be rated by nationally  recognized rating  organizations or they may be unrated securities assigned an equivalent rating by the Manager for Value Fund or the Sub-Advisor  for Salomon  Brothers
All Cap Fund. The Funds' debt investments may be "investment  grade" (that is, rated in the four highest rating categories of a nationally  recognized rating organization)  or may be lower-grade  securities.  Value Fund may invest up to
10% in debt securities  rated as low as "B." Salomon Brothers All Cap Fund can invest up to 20% of it assets in  non-convertible  debt securities rated below investment  grade or, if unrated,  of equivalent  quality as determined by the
Sub-Advisor.

      Mortgage-Related  Securities.  Both funds can purchase "mortgage-related securities" which are a form of derivative investment  collateralized by pools of commercial or residential mortgages.  Pools of mortgage loans are assembled
as   securities   for   sale  to   investors   by   government   agencies   or
instrumentalities   or  by   private   issuers.   These   securities   include
collateralized   mortgage   obligations   ("CMOs"),    mortgage   pass-through
securities,  stripped  mortgage  pass-through  securities,  interests  in real estate mortgage investment conduits and other real estate-related securities.

      Mortgage-related  securities  that are issued or  guaranteed by agencies or  instrumentalities  of the U.S.  government have  relatively  little credit risk  (depending on the nature of the issuer) but are subject to interest rate risks and  prepayment  risks.  Mortgage-related  securities  issued by private issuers have greater credit risk.

      U.S.  Government  Securities.  Both funds can purchase securities issued
or  guaranteed  by  the  U.S.   Treasury  or  other  government   agencies  or
federally-chartered  corporate  entities  referred to as  "instrumentalities."
The obligations of U.S. government agencies or  instrumentalities in which The
Funds may invest may or may not be  guaranteed or supported by the "full faith and credit" of the United  States.  "Full faith and  credit"  means  generally that the taxing  power of the U.S.  government  is  pledged to the  payment of interest  and  repayment  of  principal  on a  security.  If a security is not backed by the full  faith and credit of the  United  States,  the owner of the security  must look  principally  to the agency  issuing  the  obligation  for repayment.  The owner  might not be able to assert a claim  against the United
States  if  the  issuing   agency  or   instrumentality   does  not  meet  its
commitment.  The Funds will invest in securities of U.S.  government  agencies and  instrumentalities  only if the Manager or  Sub-Advisor  is satisfied that the credit risk with respect to the agency or instrumentality is minimal.

      These securities  include:  U.S.  Treasury  obligations,  U. S. Treasury securities that have been  "stripped" by a Federal  Reserve Bank,  zero-coupon
U.S.  Treasury  securities,  and  Treasury   Inflation-Protection   Securities
("TIPS"),  obligations  issued or  guaranteed by U.S.  government  agencies or
instrumentalities.   U.S.  Treasury   obligations   include:   Treasury  bills
(maturities of one year or less when issued),  Treasury  notes  (maturities of one to 10  years),  and  Treasury  bonds  (maturities  of more than 10 years).
Obligations   issued   or   guaranteed   by  U.S.   government   agencies   or
instrumentalities  include:  Government National Mortgage Association ("GNMA")
pass-through mortgage certificates ("Ginnie Maes"),  Federal National Mortgage
Association bonds ("Fannie Maes"), and Federal Home Loan Mortgage  Corporation
obligations ("Freddie Macs")

Derivative  Investments.  Both funds can invest in a number of different kinds of "derivative"  investments.  In general terms, a derivative investment is an investment  contract  whose value depends on (or is derived from) the value of
an   underlying   asset,   interest   rate   or   index.   Options,   futures,
mortgage-related   securities  and  "stripped"   securities  are  examples  of
derivatives Value Fund can use. Options,  futures contracts,  structured notes
such  as  indexed  securities  or  inverse   securities,   equity-linked  debt
securities  of  an  issuer,   CMOs  and  hedging  instruments  are  derivative
instruments  Salomon  Brothers  All Cap  Fund can use.  In  addition  to using derivatives  for hedging,  both funds might use other  derivative  investments because they offer the potential for increased income and principal value.

      Derivatives  have risks.  If the issuer of the  derivative  does not pay the amount due,  the Funds can lose money on the  investment.  The  underlying security or investment on which the  derivative is based,  and the  derivative itself,  might  not  perform  the  way  the  Manager  of  Value  Fund  and the
Sub-Advisor  of  Salomon  Brothers  All  Cap  Fund  expected  it  to  perform.
Interest  rate and  stock  market  changes  in the U.S.  and  abroad  may also influence the  performance of  derivatives.  As a result of these risks,  both funds  could  realize  less  principal  or  income  from the  investment  than expected or their hedge might be  unsuccessful.  If that  happens,  the Funds'
share  prices could fall.  Certain  derivative  investments  held by the Funds may be illiquid.

      Currently,  neither  fund uses or  contemplates  using,  derivatives  or hedging  instruments  to a significant  degree nor is either fund obligated to use them in seeking its objectives.

Hedging.  Both  funds can buy and sell  certain  kinds of  futures  contracts, swaps, put and call options and forward  contracts.  These are all referred to as "hedging  instruments."  The Funds are not  required to hedge to seek their respective  objectives.  The Funds  have  limits on their use of  hedging  and types  of  hedging  instruments  that  can be  used,  and do not use  them for speculative purposes.

      There are also special risks in particular hedging  strategies.  Options trading  involve the payment of premiums  and have  special tax effects on the
Funds.  If the  Sub-Advisor  for Salomon  Brothers All Cap Fund or the Manager
for Value Fund used a hedging  instrument  at the wrong time or judged  market conditions  incorrectly,  the hedge might fail and the  strategy  could reduce the Fund's return.  Either fund could also experience  losses if the prices of its  futures  and  options  positions  were  not  correlated  with  its  other investments  or if it could not close out a position  because  of an  illiquid market.

      Neither fund currently uses hedging to a significant degree.

Illiquid and Restricted  Securities.  Investments may be illiquid because they do not have an active  trading  market,  making it  difficult to value them or dispose of them promptly at an acceptable  price.  Restricted  securities  may have  terms  that  limit  their  resale  to  other  investors  or may  require registration  under federal  securities laws before they can be sold publicly.
As a  non-fundamental  policy,  Value Fund will not  invest  more than 10% and
Salomon  Brothers  All Cap Fund  will not  invest  more  than 15% of their net assets in illiquid or restricted  securities.  Certain  restricted  securities that are eligible for resale to qualified institutional  purchasers may not be subject  to that  limit.  The  Manager of Value  Fund and the  Sub-Advisor  of
Salomon Brothers All Cap Fund monitors  holdings of illiquid  securities on an ongoing basis to determine  whether to sell any holdings to maintain  adequate liquidity.

Portfolio  Turnover.  Both funds can engage in  short-term  trading to achieve their objective.  Portfolio  turnover  increases the brokerage costs the Funds pay (and reduces their performance).  If the Funds realize a capital gain when they sell their portfolio  investments they must generally pay those gains out to shareholders increasing their taxable distributions.

Temporary Defensive and Interim  Investments.  In times of adverse or unstable market, economic or political conditions,  both funds can invest up to 100% of their assets in temporary  defensive  investments that are  inconsistent  with the  Funds'  principal  investment  strategies.  Generally  they would be cash equivalents (such as commercial paper),  money market instruments,  short-term debt securities, U.S. government securities,  repurchase agreements and in the case of Salomon  Brothers  All Cap Fund,  purchase and sales  contracts.  They could include other  investment  grade debt  securities.  Salomon Brothers All
Cap Fund can also invest in such  short-term  securities  for cash  management purposes.  Value  Fund can also hold these  types of  securities  pending  the investment  of proceeds  from the sale of Fund shares or portfolio  securities or to meet  anticipated  redemptions  of Fund shares.  To the extent the Funds
invest  defensively  in  these  securities,   they  might  not  achieve  their
investment objective of capital appreciation.

What are the fundamental investment restrictions of the Funds?

      Both  Salomon  Brothers  All  Cap  Fund  and  Value  Fund  have  certain investment  restrictions  that are  fundamental  policies,  changeable only by shareholder  approval.  Although  Value Fund's  investment  objective is not a fundamental  policy that would  require  shareholder  approval to change,  any change in the Fund's  investment  objective  would have to be  approved by the
Fund's  directors  and any such change  would be  described in an amendment to the Fund's  prospectus.  The manager has no  intention to seek a change in the investment objective of Value Fund.

      Salomon  Brothers All Cap Fund's  investment  objective is a fundamental
policy.   Generally,   the  Funds'  fundamental  investment  restrictions  are
similar.  They are discussed below:

Diversification:  Neither fund can buy securities  issued or guaranteed by any one  issuer  if more  than 5% of  their  total  assets  would be  invested  in securities  of that  issuer  or if they  would  then own more than 10% of that issuer's voting  securities.  This restriction  applies to 75% of Value Fund's and 50% of the Salomon  Brothers All Cap Fund's total assets,  in light of the fact that Salomon  Brothers All Cap Fund is a  non-diversified  fund under the
Investment  Company Act. The limit does not apply to securities  issued by the
U.S. government or any of its agencies or  instrumentalities  or securities of other investment companies.

Commodities:  Value Fund cannot invest in physical  commodities or commodities contracts.  However,  Value Fund can invest in hedging  instruments  permitted by any of  its  other  investment  policies,  and  can  buy or  sell  options, futures,  securities or other instruments  backed by, or the investment return from  which is  linked  to,  changes  in the  price of  physical  commodities, commodity  contracts or currencies.  Salomon Brothers All Cap Fund also cannot invest in physical  commodities  or  physical  commodity  contracts.  However, similar to Value Fund,  Salomon Brothers All Cap Fund can buy and sell hedging instruments  to the extent  specified in its  Prospectus and this Statement of
Additional  Information  from time to time.  Salomon Brothers All Cap Fund can also buy and sell options,  futures,  securities or other  instruments  backed by, or the  investment  return from  which,  is linked to changes in the price of, physical commodities.

Loans:  Salomon  Brothers  All Cap Fund cannot  make loans  except (a) through lending of  securities,  (b) through the  purchase of debt  instruments,  loan
participations   or  similar   evidences  of  indebtedness,   (c)  through  an
inter-fund  lending  program  with other  affiliated  funds,  and (d)  through repurchase  agreements.  Value Fund cannot  make  loans,  except to the extent
permitted  under  the  Investment   Company  Act,  the  rules  or  regulations
thereunder  or any  exemption  therefrom  that is applicable to Value Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.1

Borrowing:  Salomon  Brothers All Cap Fund cannot borrow money in excess of 33
1/3% of the  value of its  total  assets.  Salomon  Brothers  All Cap Fund may borrow only from banks and/or affiliated  investment  companies.  With respect to this fundamental  policy,  Salomon Brothers All Cap Fund can borrow only if it maintains a 300% ratio of assets to  borrowings  at all times in the manner set forth in the  Investment  Company  Act.  Value Fund may not borrow  money, except to the extent permitted under the Investment  Company Act, the rules or regulations  thereunder or any exemption  therefrom  that is applicable to the
Fund,  as such statute,  rules or  regulations  may be amended or  interpreted from time to time. 2
Concentration:  Neither  fund can  invest  25% or more of its total  assets in companies  in any one  industry.  That  limit  does not  apply  to  securities
issued  or   guaranteed   by  the  U.S.   government   or  its   agencies  and
instrumentalities or securities issued by investment companies.

Underwriting:  Neither fund can underwrite  securities of other  companies.  A permitted  exception  is in case  either  fund is deemed to be an  underwriter under the Securities  Act of 1933 when  reselling any  securities  held in its own portfolio.

Real  Estate:  Neither  fund can invest in real estate or in interests in real
estate.    However,    Salomon    Brothers   All   Cap   Fund   can   purchase
readily-marketable  securities  of companies  holding real estate or interests in real  estate.  Similarly,  Value Fund can  purchase  securities  of issuers holding real estate or interests in real estate (including  securities of real estate investment trusts) if permitted by its other investment policies.

Senior Securities: Value Fund cannot issue senior securities.  However, it can make  payments  or deposits of margin in  connection  with  options or futures
transactions,   lend  its   portfolio   securities,   enter  into   repurchase
agreements,  borrow  money and  pledge its  assets as  permitted  by its other fundamental  policies.  For  purposes  of this  restriction,  the  issuance of shares of common stock in multiple classes or series,  the purchase or sale of
options,   futures  contracts  and  options  on  futures  contracts,   forward
commitments,  and repurchase  agreements entered into in accordance with Value
Fund's  investment  policies,  and the pledge,  mortgage or  hypothecation  of
Value Fund's assets are not deemed to be senior  securities.  Salomon Brothers
All Cap Fund  cannot  issue  "senior  securities."  However,  similar to Value
Fund, that  restriction  does not prohibit  Salomon Brothers All Cap Fund from borrowing  money  subject  to the  provisions  set forth in its  Statement  of
Additional  Information,  or from entering  into margin,  collateral or escrow arrangements permitted by its other investment policies.

Do the Funds have any additional  restrictions  that are not fundamental?  The
Funds  have a number  of other  operating  policies  that are not  fundamental policies,  which  means  that they can be  changed  by vote of a  majority  of
Salomon  Brothers  All Cap Fund's  Board of Trustees or Value  Fund's Board of
Directors, as applicable, without shareholder approval.

Investment  for  Control:  Salomon  Brothers  All Cap Fund  cannot  invest  in companies  for the  purpose  of  acquiring  control  or  management  of  them.
Similarly,  Value  Fund  does not  invest  in  companies  for the  purpose  of acquiring control or management of them.

Pledging  Assets:  Salomon  Brothers All Cap Fund cannot  pledge,  mortgage or hypothecate  any of its  assets.  Value  Fund  does not  pledge,  mortgage  or hypothecate  its assets.  However,  this policy does not  prohibit  the escrow arrangements  contemplated by writing covered call options or other collateral or margin  arrangements  in  connection  with any of the  hedging  instruments permitted by any of either fund's  investment policies.

Other  Investment  Companies:  Value Fund cannot  invest in securities of other investment  companies,  except to the  extent  permitted  under the  Investment
Company Act, the rules or  regulations  thereunder or any exemption  therefrom, as such statute,  rules or regulations may be amended or interpreted  from time to  time.  Salomon  Brothers  All Cap  Fund can  invest  up to 5% of its  total assets  in any one  investment  company,  but  cannot  own more  than 3% of the outstanding  voting  securities of that investment  company.  These limitations do not apply to shares acquired in a merger,  consolidation,  reorganization or acquisition.

How do the Account Features and Shareholder Services for the Funds Compare?

      Investment  Management - Pursuant to an investment  advisory  agreement, the  Manager  acts as the  investment  advisor  for both  funds.  For  Salomon
Brothers  All Cap Fund,  the  Manager  has  retained  Salomon  Brothers  Asset
Management Inc., the Sub-Advisor,  to provide day-to-day  portfolio management for  Salomon  Brothers  All  Cap  Fund.  The  sub-advisory  fee is paid by the
Manager  out of its  management  fee.  Under the  Sub-Advisory  Agreement  for
Salomon  Brothers All Cap Fund, the  Sub-Advisor is authorized and directed to
(i) regularly provide  investment advice and  recommendations to the Fund with respect to the Fund's  investments,  investment  policies and the purchase and sale of  securities  and other  investments;  (ii)  supervise  and monitor the investment  program  of the  Fund  and the  composition  of its  portfolio  to determine what securities and other  investments shall be purchased or sold by the  Fund;  and  (iii)  arrange  for the  purchase  of  securities  and  other investments  for the Fund and the sale of  securities  and  other  investments held in the  portfolio of the Fund.  Under it  investment  advisory  agreement with Value Fund,  the Manager  provides  these same services to Value Fund. If shareholders of Salomon Brothers All Cap Fund approve the Reorganization,  the
Sub-Advisory   Agreement  between  the  Manager  and  Salomon  Brothers  Asset
Management Inc. will terminate.

      The investment  advisory  agreements state that the Manager will provide administrative  services for the Funds,  including compilation and maintenance of records,  preparation and filing of reports required by the SEC, reports to shareholders,  and composition of proxy statements and registration statements required by federal and state  securities  laws. The  administrative  services to be provided by the Manager under the investment  advisory agreement will be at its own expense.

      Expenses  not  expressly  assumed  by  the  Manager  under  each  fund's investment  advisory  agreement  or  by  the  Distributor  under  the  General
Distributor's  Agreement  are  paid  by the  Funds.  The  investment  advisory agreements list examples of expenses paid by the Funds,  the major  categories of which relate to taxes, brokerage  commissions,  fees to certain Trustees or
Directors,  legal and audit  expenses,  custodian and transfer agent expenses,
share  issuance   costs,   certain   printing  and   registration   costs  and
non-recurring expenses, including litigation costs.

      Both  investment  advisory  agreements  generally  provide  that  in the
absence  of  willful   misfeasance,   bad  faith,   gross  negligence  in  the
performance of its duties or reckless  disregard of its obligations and duties under the  investment  advisory  agreement,  the Manager is not liable for any loss sustained by reason of good faith errors or omissions in connection  with any  matters  to which the  agreement(s)  relate.  The  agreements  permit the
Manager  to  act  as  investment  advisor  for  any  other  person,   firm  or
corporation.  Pursuant to each agreement,  the Manager is permitted to use the name "Oppenheimer" in connection with other investment  companies for which it may act as  investment  advisor or general  distributor.  If the Manager shall no longer act as  investment  advisor to the Funds,  the Manager may  withdraw the right of the Funds to use the name "Oppenheimer" as part of their names.

      The Manager is controlled by  Oppenheimer  Acquisition  Corp., a holding company  owned in part by senior  officers of the Manager  and  controlled  by
Massachusetts  Mutual Life Insurance  Company, a mutual life insurance company that also advises  pension  plans and  investment  companies.  The Manager has been  an  investment  advisor  since  January  1960.  The  Manager  (including subsidiaries and an affiliate)  managed more than $130 billion in assets as of
June 30, 2003,  including other Oppenheimer funds with more than seven million shareholder  accounts.  The  Manager  is located at 498  Seventh  Avenue,  New
York, New York 10018.  OppenheimerFunds  Services,  a division of the Manager, acts as transfer and  shareholder  servicing  agent on a  per-account  fee for both funds and for certain  other  open-end  funds  managed by the Manager and its affiliates.

      Distribution  -  Pursuant  to  General  Distributor's  Agreements,   the
Distributor acts as principal  underwriter in a continuous  public offering of shares of Salomon  Brothers All Cap Fund and Value Fund,  but is not obligated to sell a  specific  number  of  shares.  Expenses  normally  attributable  to
sales,   including   advertising   and  the  cost  of  printing   and  mailing
prospectuses  other than those furnished to existing  shareholders,  are borne by the  Distributor,  except for those for which the Distributor is paid under each fund's Rule 12b-1 Distribution and Service Plan described below.

      Both funds have  adopted a Service Plan and  Agreement  under Rule 12b-1 of the  Investment  Company  Act for their Class A shares.  The  Service  Plan provides for the  reimbursement  to the Distributor for a portion of its costs incurred in connection  with the personal  service and maintenance of accounts that hold Class A shares.  Under the plan,  reimbursement is made quarterly at an annual rate that may not exceed  0.25% of the average  annual net assets of
Class A shares  of the  Funds.  The  Distributor  currently  uses all of those fees to compensate dealers,  brokers,  banks and other financial  institutions
quarterly  for  expenses  they  incur  in  providing   personal   service  and
maintenance of accounts of their customers that hold Class A shares.

      Both funds have adopted  Distribution and Service Plans under Rule 12b-1 of the  Investment  Company Act for their Class B, Class C and Class N shares.
The Funds' Plans  compensate the  Distributor for its services in distributing
Class B,  Class C and  Class N  shares  and  servicing  accounts.  Under  both funds' Plans, the Funds pay the Distributor an asset-based  sales charge at an annual rate of 0.75% of Class B and Class C assets,  and an annual asset-based sales  charge of 0.25% on Class N shares.  The  Distributor  also  receives  a service  fee 0.25% of  average  annual net  assets  under  each plan.  All fee amounts are computed on the average annual net assets of the class  determined as of the close of each  regular  business day of each fund.  The  Distributor uses  all of the  service  fees to  compensate  broker-dealers  for  providing personal  services and  maintenance  of accounts of their  customers that hold shares of the Funds.  The Class B and Class N  asset-based  sales  charges are retained by the  Distributor.  After the first year,  the Class C  asset-based sales charges are paid to broker-dealers  who hold or whose clients hold Class
C shares as an ongoing  concession for shares that have been outstanding for a year or more.

      Purchases and Redemptions - Both funds are part of the  OppenheimerFunds
family  of  mutual  funds.   The  procedures  for  purchases,   exchanges  and
redemptions  of  shares  of the Funds  are  essentially  identical.  Shares of either  fund  may  be  exchanged  for  shares  of  the  same  class  of  other
Oppenheimer  funds  offering such shares.  Exchange  privileges are subject to amendment or termination at any time.

      Both funds  have the same  initial  and  subsequent  minimum  investment amounts  for the  purchase  of  shares.  These  amounts  are  $1,000  and $50, respectively.  Both  funds  have a maximum  initial  sales  charge of 5.75% on
Class A shares for purchases of less than  $25,000.  The sales charge of 5.75%
is reduced for  purchases of Class A shares of $25,000 or more.  Investors who purchase  $1 million or more of Class A shares  pay no initial  sales  charge.
Class B shares of the Funds are sold  without a  front-end  sales  charge  but investors  will pay an annual  asset-based  sales  charge.  If investors  sell their  shares  within  six years of buying  them,  they  will  normally  pay a contingent  deferred sales charge  ("CDSC").  The CDSC begins at 5% for shares redeemed  in the  first  year  and  declines  to 1% in the  sixth  year and is eliminated  after  that.  Class C shares may be  purchased  without an initial sales charge,  but investors will pay an annual  asset-based sales charge, and if redeemed  within 12 months of buying  them,  a CDSC of 1% may be  deducted.
Class  N  shares  (available  only  through  certain   retirement  plans)  are
purchased  without an initial sales charge,  but investors  will pay an annual asset-based  sales charge,  and if redeemed within 18 months of the retirement plan's first purchase of Class N shares, a CDSC of 1% may be deducted.

      Class A,  Class B,  Class C,  Class N and Class Y shares  of Value  Fund received in the  Reorganization  will be issued at net asset value,  without a sales charge and no CDSC will be imposed on any Salomon  Brothers All Cap Fund shares  exchanged  for Value  Fund  shares as a result of the  Reorganization.
However,  any CDSC that applies to Salomon  Brothers All Cap Fund shares as of the date of the exchange will carry over to Value Fund shares  received in the
Reorganization.

      Shareholder  Services--Both  funds also offer the  following  privileges:
(i) Right of  Accumulation,  (ii)  Letter of  Intent,  (iii)  reinvestment  of dividends  and  distributions  at  net  asset  value,  (iv)  net  asset  value purchases by certain  individuals and entities,  (v) Asset Builder  (automatic
investment)   Plans,   (vi)  Automatic   Withdrawal  and  Exchange  Plans  for
shareholders  who own  shares  of the Funds  valued  at $5,000 or more,  (vii)
AccountLink and PhoneLink arrangements,  (viii) exchanges of shares for shares of the  same  class  of  certain  other  funds at net  asset  value,  and (ix)
telephone and Internet  redemption and exchange  privileges.  Both funds offer wire  redemptions  of fund  shares  (for a  fee).  All of  such  services  and privileges  are  subject  to  amendment  or  termination  at any  time and are subject to the terms of the Funds' respective prospectuses.

      Dividends  and  Distributions  - Both funds intend to declare  dividends separately  for each class of shares from net  investment  income on an annual basis  and to pay  those  dividends  to  shareholders  in  December  on a date selected  by the Board of Trustees  of Salomon  Brothers  All Cap Fund and the
Board  of  Directors   of  Value  Fund,   respectively.   Dividends   and  the
distributions  paid on Class A,  Class B,  Class C,  Class N or Class Y shares may vary over time,  depending on market  conditions,  the  composition of the
Funds'  portfolios,  and  expenses  borne by the  particular  class of shares.
Dividends  paid on Class A and Class Y shares  will  generally  be higher than those  paid on Class B,  Class C and Class N shares.  That is  because  of the effect  of the  asset-based  sales  charge  on  Class B,  Class C and  Class N shares.  Neither  fund has a fixed  dividend  rate.  There can be no guarantee that either fund will pay any dividends or distributions.

      The  Funds  may  realize   capital   gains  on  the  sale  of  portfolio
securities.   If  they  do,  they  may  make  distributions  out  of  any  net short-term  or  long-term  capital  gains in December of each year.  The Funds may make  supplemental  distributions of dividends and capital gains following the end of their fiscal years.

                              VOTING INFORMATION

How many votes are necessary to approve the Reorganization Agreement?

      The  affirmative  vote of the holders of a majority  of the  outstanding voting  securities  (as  defined  by the  Investment  Company  Act) of Salomon
Brothers  All  Cap  Fund  outstanding  and  entitled  to vote  (voting  in the aggregate  and not by  class)  is  necessary  to  approve  the  Reorganization
Agreement  and  the  transactions  contemplated  thereby.  As  defined  in the
Investment  Company  Act,  the vote of a majority  of the  outstanding  shares means  the  vote  of (1)  67% or  more of  Salomon  Brothers  All  Cap  Fund's outstanding  shares  present at a meeting  if the  holders of more than 50% of the  outstanding  shares of the Fund are present or represented  by proxy;  or
(2) more than 50% of the Funds' outstanding shares, whichever is less.

      Each  shareholder  will be entitled to one vote for each full share, and a fractional vote for each fractional  share of Salomon  Brothers All Cap Fund held on the Record Date. If  sufficient  votes to approve the proposal are not received by the date of the  Meeting,  the Meeting may be  adjourned to permit further  solicitation  of  proxies.  The  holders  of  a  majority  of  shares entitled to vote at the Meeting and present in person or by proxy  (whether or not  sufficient  to  constitute  a quorum)  may  adjourn the Meeting to permit further solicitation of proxies.

How do I ensure my vote is accurately recorded?

      You can vote in three (3) different ways:

o     By mail, with the enclosed ballot
o     In person at the Meeting (if you are a record owner)
o     By telephone (please see the insert for instructions)

      Voting by telephone is convenient and can help reduce Salomon  Brothers
                             ----------     ----------------------------------
All Cap Fund's  expenses.  Whichever  method you choose,  please take the time
------------------------
to read the full text of the proxy statement before you vote.

      Please be advised  that the  deadline  for voting by  telephone  is 3:00
P.M.  Eastern time ("ET") on the last business day before the Meeting (whether the initial or an adjourned meeting).

      Proxy ballots that are properly  signed,  dated and received at or prior to the Meeting,  or any adjournment  thereof,  will be voted as specified.  If you  simply  sign and date the  proxy but give no  voting  instructions,  your shares  will be voted in favor  of the  Reorganization  Agreement.  Telephonic votes will be recorded according to the telephone voting procedures  described in the  "Further  Information  About  Voting and the  Meeting"  section of the
Proxy Statement.

Can I revoke my proxy?

      You may revoke your proxy at any time  before it is voted by  forwarding a written  revocation  or a later-dated  proxy ballot to Salomon  Brothers All
Cap Fund  that is  received  at or prior to the  Meeting,  or any  adjournment thereof, or by attending the Meeting, or any adjournment  thereof,  and voting in person (if you are a record  owner).  Please be advised  that the  deadline for revoking  your proxy by telephone is 3:00 P.M.  (ET) on the last  business day before the Meeting (whether the initial or an adjourned meeting).

What other matters will be voted upon at the Meeting?

      The Board of Trustees of Salomon  Brothers  All Cap Fund does not intend to bring any matters  before the Meeting  other than those  described  in this proxy.  It is not aware of any other matters to be brought  before the Meeting by others.  If any other  matters  legally come before the Meeting,  the proxy ballots confer  discretionary  authority with respect to such matters,  and it is the  intention of the persons  named to vote proxies to vote in  accordance with their judgment in such matters.

Who is entitled to vote?

      Shareholders of record of Salomon  Brothers All Cap Fund at the close of business on August 12, 2003 (the  "record  date") are  entitled to vote at the
Meeting or any  adjournment  of the  Meeting.  As of the close of  business on
August 12, 2003, there were __________  outstanding shares of Salomon Brothers
All Cap Fund,  consisting  of  __________  Class A shares,  _________  Class B shares,  __________  Class C shares,  __________  Class N shares and _________
Class Y shares.  As of the close of  business on August 12,  2003,  there were
_________  outstanding  shares of Value Fund,  consisting of _________ Class A shares, _________ Class B shares,  __________ Class C shares, __________ Class
N shares and  __________  Class Y shares.  Each share of Salomon  Brothers All
Cap Fund has voting  rights as stated in this Proxy  Statement and is entitled to one vote for each share (and a fractional vote for a fractional share).

Telephone  Voting.  Salomon  Brothers  All Cap Fund has arranged to have votes recorded by telephone.  Shareholders  must enter a unique control number found on their  respective  proxy ballots before  providing  voting  instructions by telephone.  After  a  shareholder  provides  his or her  voting  instructions, those  instructions  are read back to the shareholder and the shareholder must confirm his or her voting  instructions  before  disconnecting  the  telephone call.  The voting  procedures  used in connection  with  telephone  voting are designed to reasonably  authenticate the identity of  shareholders,  to permit shareholders  to authorize the voting of their shares in accordance with their instructions  and to  confirm  that  their  instructions  have  been  properly recorded.

Voting By  Broker-Dealers.  Shares of Salomon  Brothers  All Cap Fund owned of record by a broker-dealer  for the benefit of its customers  ("street  account shares") will be voted by the  broker-dealer  based on  instructions  received from its customers.  If no instructions are received,  the  broker-dealer  may
(if permitted by applicable  stock  exchange  rules) vote, as record holder of
such  shares,   for  the   Reorganization  in  the  same  proportion  as  that
broker-dealer  votes street  account  shares for which it has received  voting instructions in time to be voted.  Beneficial  owners of street account shares cannot vote in person at the  meeting.  Only record  owners may vote in person at the meeting.

      A "broker  non-vote"  is deemed to exist  when a proxy  received  from a broker  indicates  that the broker does not have  discretionary  authority  to vote the shares on that matter.  Abstentions  and broker  non-votes  will have the same  effect  as a vote  against  the  Reorganization.  Under  State  law, proxies  representing  abstention  and broker  non-votes  will be included for determining if a quorum is present.

Voting  by  the  Trustee  for  OppenheimerFunds-Sponsored   Retirement  Plans.
Shares of  Salomon  Brothers  All Cap Fund held in  OppenheimerFunds-sponsored retirement  accounts for which votes are not received as of the last  business day before the Meeting  Date,  will be voted by the trustee for such  accounts in the same  proportion  as Shares  for  which  voting  instructions  from the
Salomon Brothers All Cap Fund's other shareholders have been timely received.

What other solicitations will be made?

      Salomon  Brothers  All  Cap  Fund  will  request   broker-dealer  firms,
custodians,  nominees  and  fiduciaries  to  forward  proxy  material  to  the beneficial  owners of the shares of record,  and may reimburse  them for their reasonable  expenses incurred in connection with such proxy  solicitation.  In addition to solicitations  by mail,  officers of Salomon Brothers All Cap Fund or officers and  employees of  OppenheimerFunds  Services,  without extra pay,
may  conduct   additional   solicitations   personally   or  by  telephone  or
telegraph.  Any  expenses  so  incurred  will  be  borne  by  OppenheimerFunds
Services.

      Proxies  also may be  solicited  by a proxy  solicitation  firm hired at
Salomon  Brothers  All Cap  Fund's  expense to assist in the  solicitation  of proxies.  Currently,  if Salomon  Brothers All Cap Fund  determines  to retain the  services of a proxy  solicitation  firm,  Salomon  Brothers  All Cap Fund
anticipates   retaining   Alamo   Direct  Mail   Services,   Inc.   Any  proxy
solicitation  firm  engaged  by Salomon  Brothers  All Cap Fund,  among  other things,  will  be:  (i)  required  to  maintain  the  confidentiality  of  all shareholder information;  (ii) prohibited from selling or otherwise disclosing shareholder  information to any third party; and (iii) required to comply with applicable telemarketing laws.

      If Salomon Brothers All Cap Fund does engage a proxy  solicitation firm, as the Meeting date approaches,  certain  shareholders  may receive  telephone calls from a  representative  of the  solicitation  firm if their vote has not yet been received.  Authorization to permit the  solicitation  firm to execute proxies  may be obtained  by  telephonic  instructions  from  shareholders  of
Salomon Brothers All Cap Fund. Proxies that are obtained  telephonically  will be  recorded  in  accordance  with  the  procedures  set  forth  below.  These procedures  have been designed to  reasonably  ensure that the identity of the shareholder  providing voting  instructions is accurately  determined and that the voting instructions of the shareholder are accurately recorded.

      In all cases where a telephonic  proxy is  solicited,  the  solicitation firm  representative  is  required  to ask for each  shareholder's  full name, address,  the  last  four  digits  of the  shareholder's  social  security  or employer  identification  number,  title (if the  shareholder is authorized to act on behalf of an entity,  such as a  corporation)  and to confirm  that the shareholder  has received the combined  Prospectus/Proxy  Statement and ballot in  the  mail.  If the  information  solicited  agrees  with  the  information provided to the solicitation  firm, the solicitation firm  representative  has the  responsibility  to explain the process,  read the proposals listed on the proxy ballot,  and ask for the  shareholder's  instructions on such proposals.
The  solicitation  firm  representative,  although he or she is  permitted  to answer  questions  about the  process,  is not  permitted  to recommend to the shareholder how to vote. The  solicitation  firm  representative  may read any recommendation  set  forth in the  combined  Prospectus/Proxy  Statement.  The solicitation firm representative  will record the shareholder's  instructions.
Within 72 hours,  the  shareholder  will be sent a confirmation  of his or her vote asking the shareholder to call the  solicitation  firm immediately if his or her instructions are not correctly reflected in the confirmation.

      It is anticipated the cost of engaging a proxy  solicitation  firm would not  exceed  $5,000  plus  the  additional  out-of-pocket  costs,  that may be
                     ----
substantial,  incurred in connection with contacting those  shareholders  that have not  voted.  Brokers,  banks and other  fiduciaries  may be  required  to forward  soliciting  material to their principals and to obtain  authorization for the execution of proxies.  For those services,  they will be reimbursed by
Salomon Brothers All Cap Fund for their expenses.

      Shares  owned of  record  by  broker-dealers  for the  benefit  of their customers  ("street account shares") will be voted by the broker-dealer  based
on  instructions   received  from  its  customers.   If  no  instructions  are
received,  and the  broker-dealer  does not have  discretionary  power to vote such street account shares under  applicable  stock exchange rules, the shares represented  thereby  will be  considered  to be  present at the  Meeting  for purposes of only determining the quorum ("broker  non-votes").  Because of the need to  obtain a  majority  vote  for the  Reorganization  proposal  to pass, broker non-votes will have the same effect as a vote "against" the Proposal.

      If the  shareholder  wishes to participate in the Meeting,  but does not wish to give  his or her  proxy  telephonically,  the  shareholder  may  still submit  the proxy  ballot  originally  sent with the  Proxy  Statement  in the postage  paid  envelope  provided  or attend in  person.  Should  shareholders require  additional  information  regarding  the proxy ballot or a replacement proxy  ballot,  they may contact us  toll-free  at  1.800.708.7780.  Any proxy given by a  shareholder,  whether in writing or by telephone,  is revocable as described below under the paragraph entitled "Can I Revoke My Proxy."

      Please take a few moments to complete  your proxy ballot  promptly.  You may provide your completed  proxy ballot via facsimile,  telephonically  or by mailing the proxy ballot in the postage paid envelope  provided.  You also may cast your vote by attending the Meeting in person if you are a record owner.

Are there appraisal rights?

      No. Under the Investment  Company Act,  shareholders  do not have rights of  appraisal as a result of the  Reorganization.  Although  appraisal  rights are  unavailable,  you have the right to redeem your shares at net asset value until the Closing Date for the  Reorganization.  After the Closing  Date,  you
may redeem your new Value Fund shares or exchange  them into shares of certain other funds in the  OppenheimerFunds  family of mutual  funds,  subject to the terms of the prospectuses of both funds.

                            INFORMATION ABOUT VALUE FUND

      Information  about Value Fund (File No.  811-3346)  is included in Value
Fund's Prospectus,  which is enclosed with the proxy statements and considered a part of this Proxy Statement and Prospectus.  Additional  information  about
Value Fund is included the Fund's  Statement of Additional  Information  dated
December  23,  2002,  revised  January 15, 2003 and as  supplemented  July 18,
2003,  the Annual Report dated October 31, 2002 and  Semi-Annual  Report dated
April 30,  2003,  which  have  been  filed  with the SEC and are  incorporated herein  by  reference.  You may  request a free  copy of these  materials  and other  information  by calling  1.800.708.7780  or by writing to Value Fund at
OppenheimerFunds  Services,  P.O. Box 5270, Denver, CO 80217-5270.  Value Fund
also files  proxy  materials,  reports and other  information  with the SEC in accordance with the informational  requirements of the Securities and Exchange
Act of 1934 and the Investment  Company Act. These  materials can be inspected and copied at: the SEC's Public  Reference  Room in Washington,  D.C.  (Phone:
1.202.942.8090)  or the  EDGAR  database  on the  SEC's  Internet  website  at
www.sec.gov.  Copies may be  obtained  upon  payment of a  duplicating  fee by electronic  request  at the SEC's  e-mail  address:  publicinfo@sec.gov  or by
                                                     ------------------
writing to the SEC's Public Reference Section, Washington, D.C.  20549-0102.

                  INFORMATION ABOUT Salomon Brothers All Cap Fund

      Information  about Salomon Brothers All Cap Fund (File No. 811-10153) is included  in the  current  Salomon  Brothers  All Cap  Fund  Prospectus.  This document  has  been  filed  with  the SEC  and is  incorporated  by  reference herein.  Additional  information  about Salomon  Brothers All Cap Fund is also included in the Fund's  Statement of  Additional  Information  dated March 28,
2003, the Annual Report dated November 30, 2002 and  Semi-Annual  Report dated
May 31,  2003,  which  have been filed  with the SEC and are  incorporated  by reference  herein.  You may request  free  copies of these or other  documents relating  to Salomon  Brothers  All Cap Fund by calling  1.800.708.7780  or by writing to  OppenheimerFunds  Services,  P.O. Box 5270, Denver, CO 80217-5270.
Reports and other  information  filed by Salomon  Brothers All Cap Fund can be inspected  and copied  at: the SEC's  Public  Reference  Room in  www.sec.gov.
Copies  may be  obtained  upon  payment  of a  duplicating  fee by  electronic request at the SEC's e-mail address:  publicinfo@sec.gov  or by writing to the
                                      ------------------
SEC's Public Reference Section, Washington, D.C.  20549-0102.

                            PRINCIPAL SHAREHOLDERS

      As of August 12, 2003,  the  officers  and Trustees of Salomon  Brothers
All Cap Fund, as a group,  owned less than 1% of the outstanding voting shares of Salomon  Brothers All Cap Fund and Value Fund.  As of August 12, 2003,  the
only  persons  who owned of record or was known by  Salomon  Brothers  All Cap
Fund to own  beneficially  5% or more of any class of the  Fund's  outstanding shares were as follows:

      5% Shareholder info to be updated after record date
      ---------------------------------------------------

By Order of the Board of Trustees

Robert G. Zack, Secretary

September 15, 2003

                        EXHIBITS TO THE COMBINED PROXY
                           STATEMENT AND PROSPECTUS

Exhibit
-------

A  Agreement and Plan of Reorganization between Select Managers, on behalf of its series Salomon Brothers All Cap Fund  and Oppenheimer Series Fund,
   Inc., on behalf of its series Oppenheimer Value Fund d

B  Principal Shareholders

                                                                     EXHIBIT A

                     AGREEMENT AND PLAN OF REORGANIZATION

      AGREEMENT  AND  PLAN OF  REORGANIZATION  (the  "Agreement")  dated as of
April 28, 2003 by and between  Oppenheimer  Select Managers,  on behalf of its series  Salomon  Brothers All Cap Fund  ("Salomon  Brothers All Cap Fund"),  a
Massachusetts  business trust, and Oppenheimer Series Fund, Inc., on behalf of its series Oppenheimer Value Fund ("Value Fund"), a Maryland corporation.

                                 W I T N E S S E T H:

      WHEREAS,  the  parties are each  open-end  investment  companies  of the management type; and

      WHEREAS,  the parties  hereto  desire to provide for the  reorganization pursuant  to  Section  368(a)(1)  of the  Internal  Revenue  Code of 1986,  as
amended  (the  "Code"),   of  Salomon   Brothers  All  Cap  Fund  through  the
acquisition  by Value  Fund of  substantially  all of the  assets  of  Salomon
Brothers  All Cap  Fund  in  exchange  for the  voting  shares  of  beneficial interest  ("shares")  of Class A, Class B, Class C, Class N and Class Y shares of Value  Fund and the  assumption  by Value Fund of  certain  liabilities  of
Salomon  Brothers  All Cap Fund,  which Class A, Class B, Class C, Class N and
Class Y shares of Value Fund are to be  distributed  by Salomon  Brothers  All
Cap Fund pro rata to its  shareholders  in  complete  liquidation  of  Salomon
Brothers All Cap Fund and cancellation of its shares;

      NOW,   THEREFORE,   in  consideration  of  the  mutual  promises  herein
contained, the parties hereto agree as follows:

   1. The  parties  hereto  hereby  adopt this  Agreement  pursuant to Section
368(a)(1)  of the Code as follows:  The  reorganization  will be  comprised of the  acquisition by Value Fund of  substantially  all of the assets of Salomon
Brothers  All Cap Fund in exchange  for Class A, Class B, Class C, Class N and
Class Y shares  of Value  Fund and the  assumption  by Value  Fund of  certain liabilities of Salomon Brothers All Cap Fund,  followed by the distribution of such  Class A,  Class B,  Class C, Class N and Class Y shares of Value Fund to the Class A,  Class B, Class C,  Class N and Class Y  shareholders  of Salomon
Brothers  All Cap Fund in exchange  for their Class A, Class B, Class C, Class
N and Class Y shares of Salomon  Brothers  All Cap Fund,  all upon and subject to the terms of this Agreement, as hereinafter set forth.

      The  share  transfer  books of  Salomon  Brothers  All Cap Fund  will be permanently  closed  at the  close  of  business  on the  Valuation  Date  (as hereinafter  defined) and only redemption  requests received in proper form on or prior to the close of business on the Valuation  Date shall be fulfilled by
Salomon  Brothers  All Cap  Fund.  Redemption  requests  received  by  Salomon
Brothers  All Cap Fund after that date  shall be treated as  requests  for the redemption of the shares of Value Fund to be  distributed  to the  shareholder in question as provided in Section 5 hereof.

2.    On the  Closing  Date (as  hereinafter  defined),  all of the  assets of
Salomon  Brothers  All Cap Fund on that date,  excluding a cash  reserve  (the
"cash reserve") to be retained by Salomon  Brothers All Cap Fund sufficient in its  discretion  for the payment of the  expenses of Salomon  Brothers All Cap
Fund's  dissolution  and its  liabilities,  but not in  excess  of the  amount contemplated  by Section  10E,  shall be delivered as provided in Section 8 to
Value Fund, in exchange for and against  delivery to Salomon  Brothers All Cap
Fund on the  Closing  Date of a number of Class A,  Class B,  Class C, Class N and Class Y shares of Value Fund,  having an  aggregate  net asset value equal to the value of the assets of  Salomon  Brothers  All Cap Fund so  transferred and delivered.

   3. The net asset  value of Class A,  Class B,  Class C, Class N and Class Y shares of Value Fund and the value of the assets of Salomon  Brothers  All Cap
Fund to be  transferred  shall in each case be  determined  as of the close of
business  of  The  New  York  Stock  Exchange  on  the  Valuation   Date.  The
computation  of the net asset  value of the Class A, Class B, Class C, Class N and Class Y shares of Value  Fund and the Class A,  Class B,  Class C, Class N
and  Class Y shares  of  Salomon  Brothers  All Cap Fund  shall be done in the manner used by Value Fund and Salomon Brothers All Cap Fund, respectively,  in the  computation  of such net  asset  value  per  share as set  forth in their respective  prospectuses.  The methods used by Value Fund in such  computation shall be applied to the  valuation  of the assets of Salomon  Brothers All Cap
Fund to be transferred to Value Fund.

    Salomon Brothers All Cap Fund shall declare and pay,  immediately prior to the Valuation Date, a dividend or dividends which,  together with all previous such dividends,  shall have the effect of distributing to Salomon Brothers All
Cap Fund's  shareholders  all of Salomon  Brothers  All Cap Fund's  investment company  taxable  income for taxable  years  ending on or prior to the Closing
Date  (computed  without  regard  to any  dividends  paid)  and all of its net capital  gain,  if any,  realized in taxable  years  ending on or prior to the
Closing Date (after reduction for any capital loss carry-forward).

   4. The   closing   (the   "Closing")   shall   be   at   the   offices   of
OppenheimerFunds,  Inc.  (the  "Agent"),  6803 South  Tucson Way,  Centennial,
Colorado  80112, on such time or such other place as the parties may designate or as provided  below (the  "Closing  Date").  The business day  preceding the
Closing Date is herein referred to as the "Valuation Date."

    In the event that on the Valuation Date either party has,  pursuant to the
Investment  Company  Act of  1940,  as  amended  (the  "Act"),  or  any  rule, regulation  or order  thereunder,  suspended  the  redemption of its shares or postponed  payment  therefore,  the Closing Date shall be postponed  until the first  business  day  after  the date  when  both  parties  have  ceased  such suspension or postponement;  provided,  however, that if such suspension shall continue  for a period of 60 days beyond the  Valuation  Date,  then the other party to the Agreement  shall be permitted to terminate the Agreement  without liability to either party for such termination.

5.    In conjunction with the Closing, Salomon Brothers All Cap Fund shall distribute on a pro rata basis to the shareholders of Salomon Brothers All
Cap Fund as of the Valuation Date Class A, Class B, Class C, Class N and
Class Y shares of Value Fund received by Salomon Brothers All Cap Fund on the
Closing Date in exchange for the assets of Salomon Brothers All Cap Fund in complete liquidation of Salomon Brothers All Cap Fund.  For the purpose of the distribution by Salomon Brothers All Cap Fund of Class A, Class B, Class
C, Class N and Class Y shares of Value Fund to Salomon Brothers All Cap
Fund's shareholders, Value Fund will promptly cause its transfer agent to:
(a) credit an appropriate number of Class A, Class B, Class C, Class N and
Class Y shares of Value Fund on the books of Value Fund to each Class A,
Class B, Class C, Class N and Class Y shareholders of Salomon Brothers All
Cap Fund in accordance with a list (the "Shareholder List") of Salomon
Brothers All Cap Fund shareholders received from Salomon Brothers All Cap
Fund; and (b) confirm an appropriate number of Class A, Class B, Class C,
Class N and Class Y shares of Value Fund to each Class A, Class B, Class C,
Class N and Class Y shareholder of Salomon Brothers All Cap Fund.
Certificates for Class A shares of Value Fund will be issued upon written request of a former shareholder of Salomon Brothers All Cap Fund but only for whole shares, with fractional shares credited to the name of the shareholder on the books of Value Fund and only after any share certificates for Salomon
Brothers All Cap Fund are returned to the transfer agent.

    The Shareholder  List shall  indicate,  as of the close of business on the
Valuation Date, the name and address of each  shareholder of Salomon  Brothers
All Cap Fund,  indicating his or her share balance.  Salomon  Brothers All Cap
Fund  agrees to supply the  Shareholder  List to Value Fund not later than the
Closing  Date.   Shareholders  of  Salomon   Brothers  All  Cap  Fund  holding
certificates  representing  their  shares  shall not be required to  surrender their  certificates  to anyone in connection  with the  reorganization.  After the Closing  Date,  however,  it will be necessary  for such  shareholders  to surrender  their  certificates  in order to  redeem,  transfer  or pledge  the shares of Value Fund which they received.

   6. Within one year after the Closing  Date,  Salomon  Brothers All Cap Fund shall:  (a) either pay or make provision for payment of all of its liabilities and taxes;  and (b)  either  (i)  transfer  any  remaining  amount of the cash reserve to Value Fund, if such  remaining  amount (as reduced by the estimated cost of  distributing it to  shareholders)  is not material (as defined below)
or (ii)  distribute  such  remaining  amount to the  shareholders  of  Salomon
Brothers All Cap Fund on the Valuation  Date.  Such remaining  amount shall be deemed to be material if the amount to be distributed,  after deduction of the estimated  expenses of the distribution,  equals or exceeds one cent per share of Salomon Brothers All Cap Fund outstanding on the Valuation Date.

   7. Prior to the  Closing  Date,  there  shall be  coordination  between the parties as to their respective  portfolios so that,  after the Closing,  Value
Fund  will  be  in  compliance  with  all  of  its  investment   policies  and
restrictions.  At the Closing,  Salomon Brothers All Cap Fund shall deliver to
Value Fund two copies of a list  setting  forth the  securities  then owned by
Salomon  Brothers All Cap Fund.  Promptly after the Closing,  Salomon Brothers
All Cap Fund shall  provide  Value Fund a list  setting  forth the  respective federal income tax bases thereof.

   8. Portfolio  securities  or written  evidence  acceptable to Value Fund of record  ownership  thereof by The  Depository  Trust  Company  or through  the
Federal Reserve Book Entry System or any other depository  approved by Salomon
Brothers  All Cap Fund  pursuant  to Rule 17f-4 and Rule  17f-5  under the Act shall be endorsed and delivered,  or  transferred  by appropriate  transfer or assignment documents,  by Salomon Brothers All Cap Fund on the Closing Date to
Value Fund, or at its  direction,  to its  custodian  bank, in proper form for transfer  in  such  condition  as  to  constitute  good  delivery  thereof  in accordance  with  the  custom  of  brokers  and  shall be  accompanied  by all necessary  state transfer  stamps,  if any. The cash delivered shall be in the form of  certified  or bank  cashiers'  checks or by bank  wire or  intra-bank transfer  payable  to the order of Value Fund for the  account of Value  Fund.
Class  A,  Class  B,  Class  C,  Class N and  Class Y  shares  of  Value  Fund representing  the  number of Class A,  Class B,  Class C,  Class N and Class Y shares of Value Fund being  delivered  against the assets of Salomon  Brothers
All Cap Fund,  registered in the name of Salomon  Brothers All Cap Fund, shall be  transferred  to Salomon  Brothers All Cap Fund on the Closing  Date.  Such
shares  shall  thereupon  be assigned by Salomon  Brothers All Cap Fund to its shareholders  so that the shares of Value Fund may be  distributed as provided in Section 5.

      If, at the  Closing  Date,  Salomon  Brothers  All Cap Fund is unable to make  delivery  under  this  Section 8 to Value  Fund of any of its  portfolio securities  or cash for the reason that any of such  securities  purchased  by
Salomon  Brothers  All Cap Fund,  or the cash  proceeds of a sale of portfolio securities,  prior to the Closing  Date have not yet been  delivered  to it or
Salomon Brothers All Cap Fund's custodian,  then the delivery  requirements of this Section 8 with  respect to said  undelivered  securities  or cash will be waived and Salomon  Brothers  All Cap Fund will deliver to Value Fund by or on the Closing Date with respect to said undelivered  securities or cash executed copies of an  agreement  or  agreements  of  assignment  in a form  reasonably satisfactory to Value Fund,  together with such other  documents,  including a due bill or due bills and brokers'  confirmation  slips as may  reasonably  be required by Value Fund.

   9. Value  Fund  shall not  assume the  liabilities  (except  for  portfolio securities  purchased  which have not settled and for  shareholder  redemption and  dividend  checks  outstanding)  of  Salomon  Brothers  All Cap Fund,  but
Salomon  Brothers  All Cap Fund will,  nevertheless,  use its best  efforts to discharge  all  known  liabilities,  so far as may be  possible,  prior to the
Closing  Date.  The  cost of  printing  and  mailing  the  proxies  and  proxy statements will be borne by Salomon  Brothers All Cap Fund.  Salomon  Brothers
All Cap Fund and  Value  Fund  will  bear  the  cost of their  respective  tax opinion.  Any documents such as existing  prospectuses  or annual reports that are  included  in  that  mailing  will  be a cost  of  the  Fund  issuing  the
document.   Any  other  out-of-pocket  expenses  of  Value  Fund  and  Salomon
Brothers All Cap Fund associated with this  reorganization,  including  legal, accounting and transfer agent expenses,  will be borne by Salomon Brothers All
Cap Fund and Value Fund, respectively, in the amounts so incurred by each.

   10.      The  obligations of Value Fund  hereunder  shall be subject to the following conditions:

    A.      The Board of Trustees of Salomon  Brothers All Cap Fund shall have authorized the execution of the  Agreement,  and the  shareholders  of Salomon
Brothers All Cap Fund shall have approved the  Agreement and the  transactions contemplated  hereby,  and Salomon  Brothers All Cap Fund shall have furnished to Value Fund copies of resolutions to that effect  certified by the Secretary or the Assistant  Secretary of Salomon  Brothers All Cap Fund such shareholder
approval   shall  have  been  by  the   affirmative   vote   required  by  the
Massachusetts  Law and the charter  documents of Salomon Brothers All Cap Fund at a meeting for which proxies have been solicited by the Proxy  Statement and
Prospectus (as hereinafter defined).

      B. Value Fund shall have  received  an opinion  dated as of the  Closing
Date from counsel to Salomon  Brothers All Cap Fund,  to the effect that:  (i)
Salomon  Brothers  All Cap Fund is a business  trust duly  organized,  validly existing  and in good  standing  under the laws of the State of  Massachusetts with full  corporate  powers to carry on its business as then being  conducted and to  enter  into and  perform  the  Agreement;  and  (ii)  that all  action necessary to make the Agreement,  according to its terms,  valid,  binding and enforceable on Salomon Brothers All Cap Fund and to authorize  effectively the transactions  contemplated  by  the  Agreement  have  been  taken  by  Salomon
Brothers  All Cap Fund.  Massachusetts  counsel  may be  relied  upon for this opinion.

      C. The  representations  and warranties of Salomon Brothers All Cap Fund contained  herein shall be true and correct at and as of the Closing Date, and
Value Fund shall have been furnished  with a certificate of the President,  or a  Vice  President,  or  the  Secretary  or  the  Assistant  Secretary  or the
Treasurer or the Assistant  Treasurer of Salomon  Brothers All Cap Fund, dated as of the Closing Date, to that effect.

D.    On the Closing Date,  Salomon Brothers All Cap Fund shall have furnished to Value  Fund a  certificate  of the  Treasurer  or  Assistant  Treasurer  of
Salomon  Brothers All Cap Fund as to the amount of the capital loss carry-over and net  unrealized  appreciation  or  depreciation,  if any,  with respect to
Salomon Brothers All Cap Fund as of the Closing Date.

      E. The  cash  reserve  shall  not  exceed  10% of the  value  of the net assets,  nor 30% in value of the gross  assets,  of Salomon  Brothers  All Cap
Fund at the close of business on the Valuation Date.

F.    A  Registration  Statement  on Form N-14  filed by Value  Fund under the
Securities Act of 1933, as amended (the "1933 Act"),  containing a preliminary form of the Proxy Statement and Prospectus,  shall have become effective under the 1933 Act.

      G. On the  Closing  Date,  Value Fund shall have  received a letter from
Robert G. Zack or other senior  executive  officer of  OppenheimerFunds,  Inc.
acceptable  to  Value  Fund,  stating  that  nothing  has  come  to his or her attention  which in his or her judgment  would indicate that as of the Closing
Date there were any  material,  actual or  contingent  liabilities  of Salomon
Brothers  All Cap Fund  arising  out of  litigation  brought  against  Salomon
Brothers  All Cap Fund or claims  asserted  against  it, or  pending or to the best of his or her knowledge  threatened claims or litigation not reflected in or apparent from the most recent  audited  financial  statements and footnotes thereto  of  Salomon  Brothers  All Cap Fund  delivered  to Value  Fund.  Such letter may also include such  additional  statements  relating to the scope of the  review  conducted  by such  person  and his or her  responsibilities  and liabilities as are not unreasonable under the circumstances.

      H. Value Fund shall have  received an  opinion,  dated as of the Closing
Date, of Deloitte & Touche LLP (or an appropriate  substitute tax expert),  to the same effect as the opinion contemplated by Section 11.E. of the Agreement.

I.    Value Fund  shall  have  received  at the  Closing  all of the assets of
Salomon Brothers All Cap Fund to be conveyed hereunder,  which assets shall be free and clear of all liens,  encumbrances,  security interests,  restrictions and limitations whatsoever.

   11.      The  obligations of Salomon  Brothers All Cap Fund hereunder shall be subject to the following conditions:

      A. The Board of  Directors  of Value  Fund  shall  have  authorized  the execution of the Agreement,  and the transactions  contemplated  thereby,  and
Value Fund shall have  furnished  to Salomon  Brothers  All Cap Fund copies of resolutions  to  that  effect  certified  by the  Secretary  or the  Assistant
Secretary of Value Fund.

      B. Salomon Brothers All Cap Fund's  shareholders shall have approved the
Agreement and the  transactions  contemplated  hereby,  by an affirmative vote required  by the  Massachusetts  Law and its  charter  documents  and  Salomon
Brothers All Cap Fund shall have  furnished  Value Fund copies of  resolutions to that  effect  certified  by the  Secretary  or an  Assistant  Secretary  of
Salomon Brothers All Cap Fund.

C.    Salomon  Brothers All Cap Fund shall have  received an opinion  dated as of the Closing Date from counsel to Value Fund, to the effect that:  (i) Value
Fund is a corporation  duly organized,  validly  existing and in good standing under  the laws of the  State of  Maryland  with  full  powers to carry on its business as then being  conducted and to enter into and perform the Agreement;
(ii) all actions  necessary  to make the  Agreement,  according  to its terms, valid,  binding and enforceable  upon Value Fund and to authorize  effectively the transactions  contemplated by the Agreement have been taken by Value Fund;
and (iii) the shares of Value Fund to be issued  hereunder are duly authorized and  when  issued  will be  validly  issued,  fully-paid  and  non-assessable.
Maryland counsel may be relied upon for this opinion.

      D. The  representations  and warranties of Value Fund  contained  herein shall be true and correct at and as of the Closing Date, and Salomon  Brothers
All Cap Fund shall have been furnished with a certificate of the President,  a
Vice  President or the Secretary or the  Assistant  Secretary or the Treasurer
or the  Assistant  Treasurer  of the  Trust  to that  effect  dated  as of the
Closing Date.

      E. Salomon  Brothers  All Cap Fund  shall  have  received  an opinion of
Deloitte & Touche LLP to the effect that the federal tax  consequences  of the transaction,  if carried out in the manner  outlined in the  Agreement  and in accordance with (i) Salomon Brothers All Cap Fund's  representation that there is no plan or intention by any Salomon  Brothers All Cap Fund  shareholder who owns 5% or more of Salomon Brothers All Cap Fund's  outstanding  shares,  and, to  Salomon  Brothers  All Cap  Fund's  best  knowledge,  there  is no plan or intention  on  the  part  of the  remaining  Salomon  Brothers  All  Cap  Fund shareholders,  to redeem,  sell,  exchange or otherwise dispose of a number of
Value Fund  shares  received  in the  transaction  that would  reduce  Salomon
Brothers  All Cap Fund  shareholders'  ownership  of Value  Fund  shares  to a number of shares  having a value,  as of the Closing Date, of less than 50% of the value of all of the  formerly  outstanding  Salomon  Brothers All Cap Fund shares as of the same  date,  and (ii) the  representation  by each of Salomon
Brothers  All Cap Fund and Value Fund that,  as of the Closing  Date,  Salomon
Brothers  All Cap Fund and Value  Fund will  qualify as  regulated  investment companies or will meet the  diversification  test of Section  368(a)(2)(F)(ii)
of the Code, will be as follows:

1.    The  transactions  contemplated  by  the  Agreement  will  qualify  as a tax-free  "reorganization"  within the  meaning of  Section  368(a)(1)  of the
Code, and under the regulations promulgated thereunder.

         2. Salomon  Brothers All Cap Fund and Value Fund will each qualify as a "party to a  reorganization"  within the meaning of Section 368(b)(2) of the
Code.

         3. No gain or loss will be recognized by the  shareholders of Salomon
Brothers  All Cap Fund upon the  distribution  of Class A,  Class B,  Class C,
Class N and  Class Y  shares  of  beneficial  interest  in  Value  Fund to the shareholders  of Salomon  Brothers All Cap Fund pursuant to Section 354 of the
Code.

         4. Under  Section  361(a)  of the  Code  no  gain  or  loss  will  be recognized  by  Salomon  Brothers  All Cap Fund by reason of the  transfer  of substantially  all its assets in exchange for Class A, Class B, Class C, Class
N and Class Y shares of Value Fund.

         5. Under  Section 1032 of the Code no gain or loss will be recognized by Value  Fund by reason  of the  transfer  of  substantially  all of  Salomon
Brothers  All Cap  Fund's  assets in  exchange  for Class A, Class B, Class C,
Class N and  Class Y shares  of Value  Fund and  Value  Fund's  assumption  of certain liabilities of Salomon Brothers All Cap Fund.

         6. The  shareholders  of Salomon  Brothers All Cap Fund will have the same tax basis and  holding  period for the Class A, Class B, Class C, Class N and Class Y shares of  beneficial  interest in Value Fund that they receive as they had for Salomon  Brothers All Cap Fund shares that they previously  held, pursuant to Section 358(a) and 1223(1), respectively, of the Code.

         7. The  securities  transferred  by Salomon  Brothers All Cap Fund to
Value  Fund will have the same tax  basis and  holding  period in the hands of
Value Fund as they had for Salomon Brothers All Cap Fund,  pursuant to Section
362(b) and 1223(1), respectively, of the Code.

      F. The  cash  reserve  shall  not  exceed  10% of the  value  of the net assets,  nor 30% in value of the gross  assets,  of Salomon  Brothers  All Cap
Fund at the close of business on the Valuation Date.

      G. A  Registration  Statement on Form N-14 filed by Value Fund under the
1933  Act,   containing  a  preliminary   form  of  the  Proxy  Statement  and
Prospectus, shall have become effective under the 1933 Act.

      H. On the  Closing  Date,  Salomon  Brothers  All Cap  Fund  shall  have received a letter from  Robert G. Zack or other  senior  executive  officer of
OppenheimerFunds,  Inc.  acceptable to Salomon Brothers All Cap Fund,  stating that  nothing has come to his or her  attention  which in his or her  judgment would indicate that as of the Closing Date there were any material,  actual or contingent  liabilities  of  Value  Fund  arising  out of  litigation  brought against Value Fund or claims  asserted  against it, or pending or, to the best of his or her knowledge,  threatened  claims or litigation not reflected in or apparent  by the  most  recent  audited  financial  statements  and  footnotes thereto  of Value  Fund  delivered  to  Salomon  Brothers  All Cap Fund.  Such letter may also include such  additional  statements  relating to the scope of the  review  conducted  by such  person  and his or her  responsibilities  and liabilities as are not unreasonable under the circumstances.

I.    Salomon Brothers All Cap Fund shall acknowledge  receipt of the Class A,
Class B, Class C, Class N and Class Y shares of Value Fund.

   12.      Salomon Brothers All Cap Fund hereby represents and warrants that:

      A. The audited financial  statements of Salomon Brothers All Cap Fund as of November 30, 2002 and  unaudited  financial  statements  as of May 31, 2003 heretofore  furnished to Value Fund,  present  fairly the financial  position, results of operations,  and changes in net assets of Salomon  Brothers All Cap
Fund as of  that  date,  in  conformity  with  generally  accepted  accounting principles  applied on a basis  consistent  with the preceding  year; and that from May 31, 2003  through the date  hereof  there have not been,  and through the  Closing  Date  there  will not be,  any  material  adverse  change in the business or  financial  condition of Salomon  Brothers All Cap Fund,  it being agreed that a decrease in the size of Salomon  Brothers  All Cap Fund due to a diminution  in the value of its  portfolio  and/or  redemption  of its  shares shall not be considered a material adverse change;

B.    Contingent   upon  approval  of  the  Agreement  and  the   transactions
contemplated hereby by Salomon Brothers All Cap Fund's  shareholders,  Salomon
Brothers  All Cap Fund has  authority to transfer all of the assets of Salomon
Brothers  All Cap Fund to be conveyed  hereunder  free and clear of all liens, encumbrances, security interests, restrictions and limitations whatsoever;

C.    The  Prospectus,  as  amended  and  supplemented,  contained  in Salomon
Brothers  All Cap  Fund's  Registration  Statement  under  the  1933  Act,  as amended,  is true,  correct and complete,  conforms to the requirements of the
1933 Act and does not contain any untrue  statement of a material fact or omit to state a material  fact  required to be stated  therein or necessary to make
the  statements  therein  not  misleading.   The  Registration  Statement,  as
amended,  was,  as of the  date  of the  filing  of  the  last  Post-Effective
Amendment,  true,  correct and complete,  conformed to the requirements of the
1933 Act and did not contain any untrue  statement of a material  fact or omit to state a material  fact  required to be stated  therein or necessary to make the statements therein not misleading;

      D. There is no material  contingent  liability  of Salomon  Brothers All
Cap Fund and no material claim and no material legal,  administrative or other proceedings  pending or, to the  knowledge  of Salomon  Brothers All Cap Fund, threatened  against  Salomon  Brothers  All Cap Fund,  not  reflected  in such
Prospectus;

      E. Except  for  the   Agreement,   there  are  no   material   contracts
outstanding  to which  Salomon  Brothers  All Cap Fund is a party  other  than those ordinary in the conduct of its business;

      F. Salomon Brothers All Cap Fund is a Massachusetts  business trust duly organized,  validly  existing and in good standing under the laws of the State of  Massachusetts;  and has all  necessary  and  material  federal  and  state authorizations  to own all of its assets and to carry on its  business  as now being  conducted;  and Salomon  Brothers All Cap Fund that is duly  registered under the Act and such  registration  has not been rescinded or revoked and is in full force and effect;

      G. All federal  and other tax  returns  and reports of Salomon  Brothers
All Cap Fund required by law to be filed have been filed,  and all federal and other taxes shown due on said  returns and reports have been paid or provision shall have been made for the payment  thereof and to the best of the knowledge of Salomon  Brothers All Cap Fund no such return is currently  under audit and no assessment has been asserted with respect to such returns; and

      H. Salomon  Brothers All Cap Fund has elected that Salomon  Brothers All
Cap Fund be treated as a regulated  investment  company  and,  for each fiscal
year  of  its  operations,   Salomon   Brothers  All  Cap  Fund  has  met  the
requirements of Subchapter M of the Code for  qualification and treatment as a regulated  investment  company and Salomon  Brothers  All Cap Fund  intends to meet such requirements with respect to its current taxable year.

13.   Value Fund hereby represents and warrants that:

A.    The audited  financial  statements  of Value Fund as of October 31, 2002 and unaudited financial  statements as of April 30, 2003 heretofore  furnished to Salomon  Brothers  All Cap Fund,  present  fairly the  financial  position, results of  operations,  and changes in net assets of Value  Fund,  as of that date, in conformity with generally accepted  accounting  principles applied on a basis  consistent  with the  preceding  year;  and that from April 30,  2003 through the date  hereof  there have not been,  and  through the Closing  Date there will not be, any material  adverse  changes in the business or financial condition of Value Fund,  it being  understood  that a decrease in the size of
Value  Fund  due  to a  diminution  in  the  value  of  its  portfolio  and/or redemption of its shares shall not be considered a material or adverse change;

B.    The Prospectus,  as amended and supplemented,  contained in Value Fund's
Registration  Statement  under the 1933 Act, is true,  correct  and  complete, conforms to the  requirements  of the 1933 Act and does not contain any untrue statement of a material  fact or omit to state a material  fact required to be stated  therein or necessary to make the  statements  therein not  misleading.
The Registration  Statement,  as amended, was, as of the date of the filing of the last Post-Effective  Amendment,  true, correct and complete,  conformed to the  requirements of the 1933 Act and did not contain any untrue  statement of a  material  fact or omit to  state a  material  fact  required  to be  stated
therein or necessary to make the statements therein not misleading;

      C. Except for this Agreement,  there is no material contingent liability of Value Fund and no material claim and no material legal,  administrative  or other  proceedings  pending or, to the  knowledge  of Value  Fund,  threatened against Value Fund, not reflected in such Prospectus;

      D. There are no material contracts  outstanding to which Value Fund is a party other than those ordinary in the conduct of its business;

      E. Value Fund is a Corporation  duly organized,  validly existing and in good  standing  under the laws of the State of  Maryland;  Value  Fund has all necessary  and  material  federal  and  state  authorizations  to own  all its properties  and assets and to carry on its  business  as now being  conducted;
the Class A,  Class B, Class C, Class N and Class Y shares of Value Fund which it issues to Salomon  Brothers All Cap Fund pursuant to the Agreement  will be duly authorized,  validly issued,  fully-paid and non-assessable,  and will be duly  registered  under the 1933 Act and in the states where  registration  is
required;   and  Value  Fund  is  duly  registered  under  the  Act  and  such registration  has not been  revoked  or  rescinded  and is in full  force  and effect;

      F. All federal and other tax returns and reports of Value Fund  required by law to be filed have been filed,  and all federal and other taxes shown due on said returns and reports  have been paid or provision  shall have been made for the payment  thereof and to the best of the  knowledge  of Value Fund,  no such return is currently  under audit and no assessment has been asserted with respect to such  returns and to the extent such tax  returns  with  respect to the  taxable  year of Value Fund ended  October  31, 2002 have not been filed, such  returns  will be filed when  required and the amount of tax shown as due thereon shall be paid when due;

      G. Value  Fund has  elected  to be  treated  as a  regulated  investment company  and, for each fiscal year of its  operations,  Value Fund has met the requirements of Subchapter M of the Code for  qualification and treatment as a regulated  investment company and Value Fund intends to meet such requirements with respect to its current taxable year;

      H.  Value  Fund has no plan or  intention  (i) to  dispose of any of the assets  transferred  by  Salomon  Brothers  All Cap  Fund,  other  than in the ordinary  course of business,  or (ii) to redeem or reacquire any of the Class
A,  Class  B,  Class  C,  Class  N and  Class  Y  shares  issued  by it in the reorganization other than pursuant to valid requests of shareholders; and

      I. After   consummation   of  the   transactions   contemplated  by  the
Agreement,  Value Fund  intends to operate  its  business  in a  substantially unchanged manner.

   14.       Each  party  hereby  represents  to the  other  that no broker or finder  has  been  employed  by it  with  respect  to  the  Agreement  or  the transactions  contemplated  hereby. Each party also represents and warrants to the  other  that the  information  concerning  it in the Proxy  Statement  and
Prospectus will not as of its date contain any untrue  statement of a material fact or omit to state a fact  necessary to make the  statements  concerning it therein not  misleading and that the financial  statements  concerning it will present the  information  shown fairly in accordance  with generally  accepted accounting  principles  applied on a basis consistent with the preceding year.
Each party also  represents  and  warrants to the other that the  Agreement is valid,  binding  and  enforceable  in  accordance  with its terms and that the execution,  delivery and  performance  of the Agreement will not result in any violation of, or be in conflict with,  any provision of any charter,  by-laws, contract,  agreement,  judgment,  decree or order to which it is subject or to which it is a party.  Value  Fund  hereby  represents  to and  covenants  with
Salomon Brothers All Cap Fund that, if the  reorganization  becomes effective,
Value Fund will treat each  shareholder  of Salomon  Brothers All Cap Fund who received  any of Value  Fund's  shares  as a result of the  reorganization  as having made the minimum  initial  purchase of shares of Value Fund received by such  shareholder for the purpose of making  additional  investments in shares of Value Fund, regardless of the value of the shares of Value Fund received.

   15.       Value Fund  agrees that it will  prepare and file a  Registration
Statement  on Form N-14 under the 1933 Act which shall  contain a  preliminary form of proxy  statement  and  prospectus  contemplated  by Rule 145 under the
1933 Act. The final form of such proxy  statement  and  prospectus is referred to in the  Agreement  as the  "Proxy  Statement  and  Prospectus."  Each party agrees that it will use its best efforts to have such  Registration  Statement declared  effective  and to supply  such  information  concerning  itself  for inclusion  in the  Proxy  Statement  and  Prospectus  as may be  necessary  or desirable in this  connection.  Salomon  Brothers All Cap Fund  covenants  and
agrees  to   liquidate   and   dissolve   under  the  laws  of  the  State  of
Massachusetts,  following  the  Closing,  and,  upon  Closing,  to  cause  the cancellation of its outstanding shares.

   16.       The  obligations  of the parties shall be subject to the right of either party to abandon and  terminate  the Agreement for any reason and there shall be no liability for damages or other  recourse  available to a party not so terminating  this Agreement;  provided,  however,  that in the event that a party shall terminate this Agreement  without  reasonable  cause, the party so terminating  shall,  upon demand,  reimburse the party not so terminating  for all expenses,  including reasonable  out-of-pocket  expenses and fees incurred in connection with this Agreement.

   17.       The  Agreement may be executed in several  counterparts,  each of which shall be deemed an original,  but all taken  together  shall  constitute one  Agreement.  The rights and  obligations  of each  party  pursuant  to the
Agreement shall not be assignable.

   18.       All prior or contemporaneous  agreements and  representations are merged into the Agreement,  which  constitutes the entire contract between the parties  hereto.  No  amendment or  modification  hereof shall be of any force and effect  unless in writing  and signed by the parties and no party shall be deemed to have waived any provision  herein for its benefit unless it executes a written acknowledgment of such waiver.

   19.      Value Fund  understands  that the obligations of Salomon  Brothers
All Cap  Fund  under  the  Agreement  are not  binding  upon  any  Trustee  or shareholder  of  Salomon  Brothers  All Cap Fund  personally,  but  bind  only
Salomon  Brothers All Cap Fund and Salomon  Brothers All Cap Fund's  property.
Value Fund  represents that it has notice of the provisions of the Declaration of Trust of Salomon Brothers All Cap Fund disclaiming  shareholder and trustee liability for acts or obligations of Salomon Brothers All Cap Fund.

   20.      Salomon  Brothers All Cap Fund understands that the obligations of
Value  Fund  under  the  Agreement  are  not  binding  upon  any  Director  or shareholder  of Value  Fund  personally,  but bind only  Value  Fund and Value
Fund's  property.  Salomon Brothers All Cap Fund represents that it has notice of the provisions of the Articles of  Incorporation  of Value Fund disclaiming shareholder and Director liability for acts or obligations of Value Fund.

    IN WITNESS  WHEREOF,  each of the parties has caused the  Agreement  to be executed and attested by its officers  thereunto  duly  authorized on the date first set forth above.

                                          Oppenheimer Select Managers -
                                          Salomon Brothers All Cap FUND

                                          By:   /s/ Robert G. Zack
                                                Robert G. Zack
                                                Vice President and Secretary

                                          OPPENHEIMER  VALUE FUND

                                          By:   /s/ Robert G. Zack
                                                Robert G. Zack
                                                Secretary

                                                                     EXHIBIT B

                            PRINCIPAL SHAREHOLDERS

A.    Major Shareholders of Value Fund.  As of August 12, 2003, the only persons who owned of record or who were known by Value Fund to own beneficially 5% or more of any class of that Fund's outstanding shares, and their holdings of that class as of that date, were the following:

                                    [TBS]

   B. Major Shareholders of Salomon Brothers All Cap Fund.  As of August 12,
   2003, the only persons who owned of record or who were known by Salomon
   Brothers All Cap Fund to own beneficially 5% or more of any class of that
   Fund's outstanding shares, and their holdings of that class as of that date, were the following:

                                    [TBS]

              Appendix to Combined Prospectus/Proxy Statement of
                            Oppenheimer Value Fund

      Graphic  material  included in the combined  Prospectus/Proxy  Statement under the heading "Annual Total Returns (Class A) (as of 12/31 each year)":

      A bar chart will be included in the combined Prospectus/Proxy Statement of Salomon Brothers All Cap Fund depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for the last 10 calendar years, without deducting sales charges. Set forth below are the relevant data points that will appear on the bar chart.

Calendar
Year                                Oppenheimer Value Fund
Ended                               Class A Shares
-----                               --------------

12/31/93                            20.91%
12/31/94                            -0.65%
12/31/95                            36.40%
12/31/96                            18.38%
12/31/97                            24.00%
12/31/98                            8.54%
12/31/99                            -4.71%
12/31/00                            -1.54%
12/31/01                            2.98%
12/31/02                            -13.03%

              Appendix to Combined Prospectus/Proxy Statement of
         Oppenheimer Select Managers - Salomon Brothers All Cap Fund

      Graphic material included in the combined Prospectus/Proxy  Statement of
Oppenheimer  Select Managers - Salomon Brothers All Cap Fund under the heading
"Annual Total Returns (Class A) (as of 12/31 each year)":

      A bar chart will be included in the combined Prospectus/Proxy  Statement of the Fund  depicting the annual total returns of a  hypothetical  investment in Class A shares of the Fund for the calendar  year ended  12/31/02,  without deducting sales charges.  Set forth below is the relevant data point that will appear on the bar chart.

Calendar
Year                                Oppenheimer Select Managers - Salomon
                                    Brothers All Cap Fund
Ended                               Class A Shares
-----                               --------------

12/31/02                            -22.09%

proxy-all\proxy 2003\525-375_PartA_ProxyState_Initial_081103.doc

--------
1 Currently, the Investment Company Act permits (a) lending of securities,
(b) purchasing debt securities or similar evidences of indebtedness, (c)
repurchase agreements and (d) interfund lending consistent with the Fund's exemptive order. Similar to Salomon Brothers All Cap Fund, Value Fund may
lend to affiliated funds.
2 Currently, under the Investment Company Act, a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed). Similar to Salomon Brothers All
Cap Fund, Value Fund may borrow from affiliated funds. A fund may borrow up to 5% of its total assets for temporary purposes from any person. Under the
Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed.

                     STATEMENT OF ADDITIONAL INFORMATION
                      TO PROSPECTUS AND PROXY STATEMENT

                                    PART B

                         Acquisition of the Assets of
                  SALOMON BROTHERS ALL CAP FUND, a series of
                         OPPENHEIMER SELECT MANAGERS

                       By and in exchange for Shares of
                           OPPENHEIMER VALUE FUND,
                  A series of Oppenheimer Series Fund, Inc.

      This  Statement  of  Additional  Information  to  Prospectus  and  Proxy
Statement  (the  "SAI")  relates  specifically  to the  proposed  delivery  of substantially  all of the  assets of  Oppenheimer  Select  Managers  - Salomon
Brothers  All Cap  Fund  ("Salomon  Brothers  All Cap  Fund")  for  shares  of
Oppenheimer Value Fund ("Value Fund").

      This SAI consists of this Cover Page and the  following  documents:  (i)
the  Prospectus  of Salomon  Brothers  All Cap Fund dated March 28,  2003,  as supplemented  May 7, 2003;  (ii) the  Statement of Additional  Information  of
Salomon  Brothers All Cap Fund dated March 28, 2003,  which  includes  audited financial  statements for the 12-month  period ended November 30, 2002;  (iii)
unaudited  financial  statements  for the 6-month period ended May 31, 2003 of
Salomon  Brothers All Cap Fund;  (iv) the Statement of Additional  Information
of Value Fund  dated  December  23,  2002,  revised  January  15,  2003 and as supplemented  July 18, 2003 which includes  audited  financial  statements for the  12-month  period  ended  October 31, 2002;  and (v)  unaudited  financial statements for the 6-month period ended April 30, 2003 of Value Fund.

      This SAI is not a  Prospectus;  you should read this SAI in  conjunction with the Prospectus and Proxy Statement dated September 15, 2003,  relating to the  above-referenced  transaction.  You can request a copy of the  Prospectus and Proxy Statement by calling  1.800.708.7780 or by writing  OppenheimerFunds
Services at P.O. Box 5270,  Denver,  Colorado  80217.  The date of this SAI is
September 15, 2003.

525-375_PartB_Cover_Pre#1_090903.doc

                           OPPENHEIMER VALUE FUND,
                  A series of Oppenheimer Series Fund, Inc.

                                  FORM N-14

                                    PART C

                              OTHER INFORMATION

Item 15. Indemnification
------------------------

Reference is made to the  provisions  of paragraph (b) of Section 7 or Article
SEVENTH of Registrant's  Articles of Incorporation filed by cross-reference to
Exhibit  16  (1)  to  this  Registration  Statement,  incorporated  herein  by reference.

      Insofar as indemnification for liabilities arising under the Securities
Act of 1933 may be permitted to Directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange
Commission such indemnification is against public policy as expressed in the
Securities Act of 1933 and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a Director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 16. Exhibits
-----------------

(1)   (i)   Amended and Restated Articles of Incorporation dated January 6,
      1995: Previously filed with Registrant's Post-Effective Amendment No.
      28, 3/1/96, and Incorporated herein by reference.

      (ii)  Articles Supplementary dated September 26, 1995: Previously filed with Registrant's Post-Effective Amendment No. 28, 3/1/96, and
      incorporated herein by reference.

(iii) Articles Supplementary dated May 8, 1995: Previously filed with
      Registrant's Post-Effective Amendment No. 28, 3/1/96, and incorporated herein by reference.

(iv)  Articles Supplementary dated November 15, 1996: Previously filed with
      Registrant's Post-Effective Amendment No. 31, 12/16/96, and
      incorporated herein by reference.

(v)   Articles of Amendment dated March 15, 1996, effective 3/18/96:
      Previously filed with Registrant's Post-Effective Amendment No. 35,
      2/26/99, and incorporated herein by reference.

(vi)  Articles Supplementary dated February 23, 2001: Previously filed with
      Registrant's Post-Effective Amendment No. 39, 2/28/02, and incorporated herein by reference.

(2)   Amended  and  Restated  By-Laws  as of 6/4/98:  Filed with  Registrant's
      Post-Effective  Amendment No. 35, 2/26/99,  and  incorporated  herein by reference.

(3)   N/A.

(4)   Agreement and Plan of  Reorganization  dated April 28, 2003: See Exhibit
      A to Part A of  this  Registration  Statement,  incorporated  herein  by reference.

(5)   (i)   Specimen  Class  A  Share   Certificate:   Previously  filed  with
      Registrant's  Post-Effective Amendment No. 39, 2/28/02, and incorporated herein by reference.

      (ii)  Specimen  Class  B  Share   Certificate:   Previously  filed  with
      Registrant's  Post-Effective Amendment No. 39, 2/28/02, and incorporated herein by reference.

      (iii) Specimen  Class  C  Share   Certificate:   Previously  filed  with
      Registrant's  Post-Effective Amendment No. 39, 2/28/02, and incorporated herein by reference.

(iv)  Specimen Class N Share  Certificate:  Previously filed with Registrant's
      Post-Effective  Amendment No. 39, 2/28/02,  and  incorporated  herein by reference.

(v)   Specimen Class Y Share  Certificate:  Previously filed with Registrant's
      Post-Effective  Amendment No. 39, 2/28/02,  and  incorporated  herein by reference.

(6)         Investment   Advisory   Agreement   dated   3/1/96   between   the
      Registrant,  on behalf of  Connecticut  Mutual Total Return  Account and
      OppenheimerFunds,  Inc.  and schedule of omitted  substantially  similar documents:  Previously filed with Registrant's  Post-Effective Amendment
      No. 29, 4/30/96, and incorporated herein by reference.

(7)   (i)   General  Distributor's  Agreement dated 3/18/96 between Registrant on behalf of Oppenheimer Value Fund,  formerly  Oppenheimer  Disciplined
      Value Fund, and  OppenheimerFunds  Distributor,  Inc.:  Previously filed
      with  Registrant's   Post-Effective   Amendment  No.  31,  12/16/96  and
      incorporated herein by reference.

      (ii)  Form of Dealer Agreement of  OppenheimerFunds  Distributor,  Inc.:
      Previously   filed  with   Post-Effective   Amendment   No.  45  to  the
      Registration   Statement  of  Oppenheimer  High  Yield  Fund  (Reg.  No.
      2-62076), 10/26/01, and incorporated herein by reference.

      (iii) Form of Broker Agreement of  OppenheimerFunds  Distributor,  Inc.:
      Previously   filed  with   Post-Effective   Amendment   No.  45  to  the
      Registration   Statement  of  Oppenheimer  High  Yield  Fund  (Reg.  No.
      2-62076), 10/26/01, and incorporated herein by reference.

      (iv)  Form of Agency Agreement of  OppenheimerFunds  Distributor,  Inc.:
      Previously   filed  with   Post-Effective   Amendment   No.  45  to  the
      Registration   Statement  of  Oppenheimer  High  Yield  Fund  (Reg.  No.
      2-62076), 10/26/01, and incorporated herein by reference.

(8)   (i)   Amended and Restated  Retirement Plan for Non-Interested  Trustees
      or  Directors  dated  8/9/01:   Previously  filed  with   Post-Effective
      Amendment No. 34 to the  Registration  Statement of  Oppenheimer  Gold &
      Special  Minerals Fund (Reg. No.  2-82590),  10/25/01,  and incorporated herein by reference.

      (ii)  Form   of   Deferred    Compensation    Plan   for   Disinterested
      Trustees/Directors:  Filed with Post-Effective  Amendment No. 33, of the
      Registration  Statement  for  Oppenheimer  Gold & Special  Minerals Fund
      (Reg. No. 2-82590), 10/28/98, and incorporated herein by reference.

(9)   (i)   Amendment dated December 6, 2002 to the Global Custodial  Services
      Agreement  dated May 3, 2001  between  Registrant  and  Citibank,  N.A.:
      Previously filed with the Initial Registration  Statement of Oppenheimer
      Total   Return  Bond  Fund  (Reg.   No.   333-101878),   12/16/02,   and
      incorporated herein by reference.

(ii)  Amendment  dated  August  28,  2002  to the  Global  Custodial  Services
      Agreement  dated May 3, 2001  between  Registrant  and  Citibank,  N.A.:
      Previously   filed  with   Post-Effective   Amendment   No.  29  to  the
      Registration  Statement of Oppenheimer Discovery Fund (Reg. No. 33-371),
      11/22/02, and incorporated herein by reference.

(iii) Global   Custodial   Services   Agreement  dated  May  3,  2001  between
      Registrant  and Citibank,  N.A.:  Previously  filed with  Post-Effective
      Amendment  No. 33 to the  Registration  Statement  of  Centennial  Money
      Market Trust (Reg. No. 2-65245),  10/25/01,  and incorporated  herein by reference.

(10)  (i)   Amended and Restated  Service  Plan and  Agreement  dated  4/11/02 between Oppenheimer Value Fund and  OppenheimerFunds  Distributor,  Inc.
      for Class A Shares:  Previously filed with  Registrant's  Post-Effective
      Amendment No. 40, 10/24/02, and incorporated herein by reference.

      (ii)  Amended and Restated  Distribution  and Service Plan and Agreement
      between Oppenheimer Value Fund and  OppenheimerFunds  Distributor,  Inc.
      for Class B shares dated  2/12/98:  Previously  filed with  Registrant's
      Post-Effective  Amendment No. 36, 2/28/00,  and  incorporated  herein by reference.

(iii) Amended  and  Restated  Distribution  and  Service  Plan  and  Agreement
      between Oppenheimer Value Fund and  OppenheimerFunds  Distributor,  Inc.
      for Class C shares dated  2/12/98:  Previously  filed with  Registrant's
      Post-Effective  Amendment No. 36, 2/28/00,  and  incorporated  herein by reference.

            (iv)  Distribution   and  Service  Plan  and   Agreement   between
      Oppenheimer Value Fund and OppenheimerFunds  Distributor, Inc. for Class
      N  shares   dated   10/12/00:   Previously   filed   with   Registrant's
      Post-Effective  Amendment No. 40, 10/24/02,  and incorporated  herein by reference.

(11)  (i)   Final  Opinion and Consent of Counsel to  Oppenheimer  Value Fund:
      To be filed with pre-effective amendment.

(12)  Final Tax  Opinion  Relating  to the  Reorganization:  To be filed  with post-effective amendment.

(13)  N/A.

(14)  Final Consents of Independent  Auditors:  To be filed with pre-effective amendment.

(15)  N/A.

(16)  (i)   Powers  of  Attorney  for  all  Trustees/Directors  and  Principal
      Officers  except  for  Joel W.  Motley  and  John V.  Murphy  (including
      Certified  Board  Resolutions):   Previously  filed  with  Pre-Effective
      Amendment No. 1 to the  Registration  Statement of Oppenheimer  Emerging
      Growth Fund (Reg. No. 333-44176),  10/5/00,  and incorporated  herein by reference.

      (ii)  Power of  Attorney  for John  Murphy  (including  Certified  Board
      Resolution):  Previously filed with  Post-Effective  Amendment No. 41 to the Registration  Statement of Oppenheimer  U.S.  Government Trust (Reg.
      No. 2-76645), 10/22/01, and incorporated herein by reference.

      (iii) Power of Attorney for Joel W. Motley  (including  Certified  Board
      Resolution):  Previously  filed with  Post-Effective  Amendment No. 8 to the Registration  Statement of Oppenheimer  International  Small Company
      Fund (Reg. 333-31537), 10/22/02, and incorporated herein by reference.

Item 17. Undertakings
---------------------

(1)   N/A.

(2)   N/A.

                                  SIGNATURES

      Pursuant to the  requirements  of the  Securities Act of 1933 and/or the
Investment   Company  Act  of  1940,  the  Registrant  has  duly  caused  this
Registration  Statement  to be  signed  on  its  behalf  by  the  undersigned, thereunto  duly  authorized,  in the City of New York and State of New York on
the 8th day of September, 2003.

                              OPPENHEIMER VALUE FUND, a Series of
                              Oppenheimer Series Fund, Inc.

                              By:  /s/ John V. Murphy*
                              ----------------------------------------------
                              John V. Murphy, President,
                              Principal Executive Officer & Director

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                      Date
----------                    -----                      ----

/s/ Clayton K. Yeutter*       Chairman of the
----------------------------  Board of Directors         September 8, 2003
Clayton K. Yeutter

/s/ Donald W. Spiro*          Vice Chairman of the       September 8, 2003
-------------------------     Board and Director
Donald W. Spiro

/s/ John V. Murphy*           President, Principal
--------------------------    Executive Officer          September 8, 2003
John V. Murphy                & Director

/s/ Brian W. Wixted*          Treasurer, Principal       September 8, 2003
-------------------------     Financial and
Brian W. Wixted               Accounting Officer

/s/ Robert G. Galli*          Director                   September 8, 2003
-----------------------
Robert G. Galli

/s/ Phillip A. Griffiths*     Director                   September 8, 2003
---------------------------
Phillip A. Griffiths

/s/ Joel W. Motley*           Director                   September 8, 2003
------------------------
Joel W. Motley
/s/ Kenneth A. Randall*       Director                   September 8, 2003
----------------------------
Kenneth A. Randall

/s/ Edward V. Regan*          Director                   September 8, 2003
-------------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.* Director                   September 8, 2003
---------------------------------
Russell S. Reynolds, Jr.

*By: /s/ Robert G. Zack
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

                            OPPENHEIMER VALUE FUND

                                EXHIBIT INDEX
                                -------------

Exhibit No.       Description
-----------       -----------

525-375_ PartC_Pre#1_090903.doc